Family of Funds

Combined Annual Report

Dated November 30, 2000

President’s Message

Dear Shareholders:

I am pleased to present the Annual Report for the Regions Funds. This report covers activity in the funds over the 12-month reporting period from December 1, 1999 through November 30, 2000. It begins with an investment review by each fund’s portfolio manager (except the Treasury Money Market Fund), which describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete listing of fund holdings and the financial statements.

The Regions Funds offer you a range of investment objectives to keep your money working toward your financial goals—from daily income on your ready cash to income on a regular basis to growth for longer-term goals like a child’s college education or your retirement. Whatever your goal, there’s a Regions fund that may be right for you.

Fund-by-fund highlights over the reporting period are as follows:

Regions Treasury Money Market Fund

This fund continues to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with easy access to their money. 1 The fund’s portfolio of U.S. Treasury money market securities paid income dividends of $0.05 per share for Class A Shares and Class B Shares during the 12-month reporting period. The 7-day net yields for Class A Shares and Class B Shares for the reporting period ended November 30, 2000, were 5.91% and 5.66%, respectively. 2 This level of income resulted in a 12-month total return of 5.50% and 5.24%, for Class A Shares and Class B Shares, respectively. 2 The fund’s net assets totaled $662.1 million at the end of the reporting period.

Regions Limited Maturity Government Fund

This diversified portfolio of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment grade corporate bonds gives shareholders the opportunity to pursue income with limited principal volatility. Over the 12-month reporting period, Class A Shares produced a total return of 6.62%, resulting from income dividends totaling $0.52 per share and an $0.11 increase in net asset value. 3 Class B Shares produced a total return of 6.36%, or 3.36% adjusted for the fund’s contingent deferred sales charge, resulting from income dividends totaling $0.50 per share and an $0.11 increase in net asset value. 3 The fund’s net assets totaled $114.2 million at the end of the reporting period.

Regions Fixed Income Fund

For Class A Shares, the fund’s portfolio of U.S. government bonds and investment-grade corporate bonds produced income dividends totaling $0.59 per share over the 12-month reporting period, while the net asset value increased by $0.17. As a result, Class A Shares produced a total return of 7.78% over the 12-month reporting period. 3 Class B Shares, over the 12-month reporting period, produced a total return of 7.51%, or 4.51% adjusted for the contingent deferred sales charge, through income dividends totaling $0.56 per share and a $0.17 increase in net asset value. 3 The fund’s net assets totaled $259.5 million at the end of the reporting period.

Regions Balanced Fund

The fund’s combination of high-quality stocks and investment-grade corporate bonds and U.S. government bonds produced a total return for Class A Shares of (1.30%) for the reporting period, 3

[1]
An investment in money market funds fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[2]	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund’s current earnings.

[3]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within three years of their purchase.

through income dividends totaling $0.41 per share, capital gain distributions totaling $0.45 per share, and a net asset value decrease of $1.04. 3 Class B Shares, over the reporting period, produced a total return of (1.54%), or (4.35%) adjusted for the contingent deferred sales charge, through income dividends totaling $0.37 per share, capital gain distributions totaling $0.45 per share and a net asset value decrease of $1.04. 3 The fund’s net assets totaled $169.6 million at the end of the reporting period.

Regions Value Fund

The fund’s Class A Shares produced a flat total return of 0.00% for the reporting period, the result of income dividends totaling $0.16 per share, capital gain distributions totaling $0.54 per share, and a net asset value decrease of $0.71. 3 Class B Shares, over the reporting period, produced a total return of (0.25%), or (3.11%) adjusted for the contingent deferred sales charge, the result of income dividends totaling $0.13 per share and capital gain distributions totaling $0.54 per share 3 and a net asset value decrease of $0.71.* The fund’s net assets totaled $265.6 million at the end of the reporting period.

Regions Growth Fund

The fund’s diversified portfolio of high-quality growth stocks produced a total return for Class A Shares of (11.97%) for the reporting period, the result of capital gain distributions totaling $0.42 per share and a $3.17 decline in net asset value. 3 Class B Shares, over the reporting period, produced a total return of (12.13%), or (14.73%) adjusted for the contingent deferred sales charge, through capital gain distributions totaling $0.42 per share and a $3.20 decline in net asset value. 3 The fund’s net assets totaled $616.1 million at the end of the reporting period.

Regions Aggressive Growth Fund

The newest addition to the Regions Funds family, Regions Aggressive Growth Fund, gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small and mid-size American companies. 4 The fund’s Class A Shares produced a total return of (3.46)% due to a $0.61 decrease in net asset value from July 10, 2000, the date of Class A Shares’ initial operations, to November 30, 2000. 3 Over the 12-month reporting period, Class B Shares produced a total return of 38.66%, or 35.66% adjusted for the contingent deferred sales charge through a $4.43 increase in net asset value and capital gain distributions of $0.34 per share. 3 The fund’s net assets totaled $184.3 million at the end of the reporting period.

Remember, adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to “pay yourself first” and enjoy the benefit of compounding. 5 Thank you for joining with other shareholders who are pursuing a wide range of financial goals through the Regions Funds. As we begin the year 2001, we renew our commitment to bring you the highest level of disciplined decision-making and personal service.

Sincerely,
/s/ Peter J. Germain
Peter J. Germain
President
January 15, 2001

[4]	Small cap stocks have historically experienced greater volatility than average.

[5]	Systematic investing does not ensure a profit or protect against loss in declining markets.
L IMITED M ATURITY G OVERNMENT F UND

Management’s Discussion of Fund Performance

        During the fiscal year ended November 30, 2000, the Limited Maturity Government Fund Class B Shares produced a total return of 6.36% based on net asset value. (1) The fund’s return is measured against the Merrill Lynch 1-3 year Government/Corporate Index (“Merrill Lynch Index”) which returned 6.97%. (2) We compare our performance to this index because the fund will normally invest at least 65% of the value of its total assets in U. S. government securities, which should closely track the U. S. government allocation in the Merrill Lynch Index. The balance of the fund may be comprised of corporate bonds, mortgage backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund’s dollar-weighted average portfolio will normally fluctuate between 1.5-3.0 years.

        During the fiscal year, the fund performed in a positive manner in the face of an economic deceleration coupled with a tight monetary policy by the Federal Reserve Board. The federal funds rate was raised in three increments within the year for a total of 100 basis points. While rates rose and declined across sectors, credit quality concerns increased and spreads between treasuries and corporates increased enhancing performance of treasury and agency investments.

        Our strategy for fiscal year 2000 was to maintain the portfolio duration in line with the Merrill Lynch Index, increase the overall portfolio convexity, and maintain current yield in the face of a positive or negative yield curve. (3) In 2001, our forecast is for the economy to slow, with the fund’s performance influenced by the trend in interest rates.

(1)	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class B was 3.36%.
(2)	Merrill Lynch 1-3 Year Government Corporate Index is an unmanaged index trading short-term
U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner &
Smith, Inc. Investments cannot be made in an index.
(3)	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
L IMITED M ATURITY G OVERNMENT F UND— C LASS A S HARES

Growth of a $25,000 Investment

        The graph below illustrates the hypothetical investment of $25,000 (1) in the Regions Limited Maturity Government Fund—Class A Shares (the “Fund”) from May 20, 1998 (start of performance) to November 30, 2000, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3). (2)

[Graphic Representation Omitted - See Appenix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	6.62%
Start of Performance (5/20/98)	5.08%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-3 has been adjusted to reflect the reinvestment of dividends on securities in the index.

(2)	The ML1-3 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

L IMITED M ATURITY G OVERNMENT F UND— C LASS B S HARES

Growth of a $10,000 Investment

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Regions Limited Maturity Government Fund—Class B Shares (the “Fund”) from December 12, 1993 (start of performance) to November 30, 2000, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3). (2)

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN (3) FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	3.36%
5 Years	4.78%
Start of Performance (12/12/93)	4.88%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund’s inception ($10,000 investment minus $200 sales charge = $9,800).
The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-3 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective
June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.
(2)	The ML1-3 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
(3)	Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

F IXED I NCOME FUND

Management’s Discussion of Fund Performance

        During the fiscal year ended November 30, 2000, the Regions Fixed Income Fund’s Class B Shares produced a total return of 7.51% based on net asset value. (1) The fund’s return is measured against the Merrill Lynch 1-10 Year Intermediate Government/Corporate Index (“Merrill Lynch Index”) which returned 7.91%. (2) We compare our performance to this index because the fund will normally maintain a duration that is + or -10% of the benchmark duration. (3) The fund will usually hold 50% of the portfolio in liquid, government securities. The balance of the fund may be comprised of corporate bonds, mortgage backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund’s dollar-weighted average portfolio will normally fluctuate between 4-5 years.

        During the fiscal year, the fund performed in a positive manner in the face of an economic deceleration coupled with a tight monetary policy by the Federal Reserve Board. The federal funds rate was raised in three increments within the year for a total of 100 basis points. While rates rose and declined across sectors, credit quality concerns increased and spreads between treasuries and corporates increased enhancing performance of treasury and agency investments.

        Our strategy for fiscal year 2000 was to maintain the portfolio duration greater than the Merrill Lynch Index, increase the overall portfolio convexity, and maintain current yield in the face of a positive or negative yield curve. In 2001, our forecast is for the economy to slow, with the fund’s performance influenced by the trend in interest rates.

(1)	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class B was 4.51%.
(2)	The Merrill Lynch 1-10 Year Intermediate Government/Corporate Index is an unmanaged market capitalization weighted index including U.S. Government and fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Investments cannot be made in an index.
(3)	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
F IXED I NCOME F UND— C LASS A S HARES

Growth of a $25,000 Investment

        The graph below illustrates the hypothetical investment of $25,000 (1) in the Regions Fixed Income Fund—Class A Shares (the “Fund”) from May 20, 1998 (start of performance) to November 30, 2000, compared to the Merrill Lynch 1-10 Year Intermediate Government/Corporate Index (ML1-10). (2)

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	7.78%
Start of Performance (5/20/98)	5.05%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-10 has been adjusted to reflect the reinvestment of dividends on securities in the index.
(2)	The ML1-10 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

F IXED I NCOME F UND— C LASS B S HARES

Growth of a $10,000 Investment

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Regions Fixed income Fund—Class B Shares (the “Fund”) from April 20, 1992 (start of performance) to November 30, 2000, compared to the Merrill Lynch 1-10 Year Intermediate Government/Corporate Index (ML1-10). (2)

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN (3) FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	4.51%
5 Years	5.31%
Start of Performance (4/20/92)	6.20%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund’s inception ($10,000 investment minus $200 sales charge = $9,800).
The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-10 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June
1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.
(2)	The ML1-10 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
(3)	Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

B ALANCED F UND

Management’s Discussion of Fund Performance

        During the fiscal year ended November 30, 2000, the Regions Balanced Fund’s Class B Shares produced a total return of (1.54%) based on net asset value. (1) This compares to an 1.59% return for the S&P 500/Lehman Brothers Government/Corporate Index and a (0.09%) return for the Lipper Balanced Fund Index, which is comprised of the returns of mutual funds with a balanced objective. (2)

During the previous 12 months, bonds significantly outperformed stocks with the S&P 500 returning (4.84%) while the Lehman Brothers Government/Corporate Bond Index returned 8.01%. (3)

Within the equity market, Telecommunications Services was by far the worst performing sector followed by Information Technology. The best performing sectors were Utilities, Healthcare and Financials.

        During 2001, we expect equity markets to be volatile due to an economic slowdown and the affect on corporate profits. Fixed income performance should remain positive. We will continue to focus on large capitalization equities and high quality intermediate term bonds.

(1)	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class B was (4.35%).
(2)	S&P 500/Lehman Brothers Government/Corporate Index is an unmanaged index that represents the total return of a balanced portfolio of stocks and bonds. Investments cannot be made in an index.
Lipper indexes are an average of the total return of the 30 largest mutual funds designated by
Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.
(3)	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries.
Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by
Moody’s. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.
B ALANCED F UND— C LASS A S HARES

Growth of a $25,000 Investment

        The graph below illustrates the hypothetical investment of $25,000 (1) in the Regions Balanced Fund—Class A Shares (the “Fund”) from May 20, 1998 (start of performance) to November 30, 2000, compared to the Standard & Poor’s 500/Lehman Brothers Government/Corporate Index (S&P500/LBGCI), the Standard & Poor’s 500 Index, (S&P 500) and the Lehman Brothers Government/Corporate Index (LBGCI). (2)

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	(1.30%)
Start of Performance (5/20/98)	6.11%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P
500/LBGCI, S&P 500 and LBGCI have been adjusted to reflect the reinvestment of dividends on securities in the index.
(2)	The S&P 500/LBGCI is a weighted index that combines components of the S&P 500 and the
LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. Although the Fund’s allocation between equity and debt instruments will vary, the Fund’s allocation on November 30, 2000, as indicated in the Fund’s financial statements, was 52.2% in equities, 45.4% in debt instruments and the remainder in short-term liquid investments. The S&P 500/LBGCI, S&P 500 and LBGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

B ALANCED F UND— C LASS B S HARES

Growth of a $10,000 Investment

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Regions Balanced Fund—Class B Shares (the “Fund”) from December 19, 1994 (start of performance) to November 30, 2000, compared to the Standard and Poor’s 500 Index/Lehman Brothers Government/Corporate Index (S&P 500/LBGCI), the Standard & Poor’s 500 Index (S&P 500), and the Lehman Brothers Government/Corporate Index (LBGCI). (2)

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN (3) FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	(4.35%)
5 Years	11.26%
Start of Performance (12/19/94)	12.54%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund’s inception ($10,000 investment minus $200 sales charge = $9,800).
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P
500/LBGCI, S&P 500 and LBGCI have been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.
(2)	The S&P 500/LBGCI is a weighted index that combines components of the S&P 500 and the
LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. Although the Fund’s allocation between equity and debt instruments will vary, the Fund’s allocation on November 30, 2000, as indicated in the Fund’s financial statements, was 52.2% in equities, 45.4% in debt instruments and the remainder in short-term liquid investments. The S&P 500/LBGCI, S&P 500 and LBGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes are unmanaged and investments cannot be made in an index.
(3)	Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

V ALUE F UND

Management’s Discussion of Fund Performance

        The Regions Value Fund’s Class B had a total return of -0.25% for the fiscal year ended November 30, 2000. (1) The S&P 500/Barra Value Index (S&P/BV) had a return of 4.65% for the same period and the Lipper Large Cap Value Index had a return of 1.03%. (2)

        The S&P/BV index represents the lower half of a price-to-book ranking of the Standard & Poor’s 500 Index (the “S&P 500”). (3) The members of the S&P 500 are ranked from highest to lowest by their price-to-book ratio. The top one-half of this ranking (by market capitalization) becomes the S&P/Barra Growth Index (S&P/BG) and the lower one-half becomes the S&P/BV. (4)

        The S&P 500 returned -4.24%, including reinvested dividends, during the period. Other indices fared even worse, with the S&P/BG down 12.54% and the NASDAQ down 21.99% over the last year. The S&P/BV was able to post a positive return by investors moving out of the technology and telecommunication services sectors and into more traditional value sectors such as utilities, industrials and financials.

        We plan to remain fully invested in equity securities. However, we must note that the equity markets are coming off a rather difficult year after several years of spectacular performance. With this in mind, the next 12 months could again prove to be difficult times for equities as they continue to digest the large gains of years past. Also, we have seen an uptick in earnings disappointments from companies, especially in the technology sector, which the market must overcome. However, there is some positive news. As of this writing, the Federal Reserve has taken action and lowered short-term interest rates by 50 basis points in an effort to stimulate the economy and ward off a possible economic slowdown. This should help to improve the outlook for corporate earnings in the coming months, which in turn could help to settle the equity markets.

(1)	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class B was (3.11%).
(2)	S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the
Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
Lipper indexes are an average of the total return of the 30 largest mutual funds designated by
Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.
(3)	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries.
(4)	S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the
Standard & Poor’s 500 index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
V ALUE F UND— C LASS A S HARES

Growth of a $25,000 Investment

        The graph below illustrates the hypothetical investment of $25,000 (1) in the Regions Value Fund—Class A Shares (the “Fund”) from May 20, 1998 (start of performance) to November 30, 2000, compared to the Standard & Poor’s 500/Barra Value Index (S&P500/BV). (2)

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	0.00%
Start of Performance (5/20/98)	2.44%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index.
(2)	The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

V ALUE F UND— C LASS B S HARES

Growth of a $10,000 Investment

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Regions Value Fund—Class B Shares (the “Fund”) from December 19, 1994 (start of performance) to November 30, 2000, compared to the Standard & Poor’s 500/Barra Value Index (S&P 500/BV). (2)
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN (3) FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	(3.11%)
5 Years	12.03%
Start of Performance (12/19/94)	14.08%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund’s inception ($10,000 investment minus $200 sales charge = $9,800).
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P
500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index.
Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.
(2)	The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
(3)	Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

G ROWTH F UND

Management’s Discussion of Fund Performance

        During the fiscal year ended November 30, 2000, the Regions Growth Fund’s Class B Shares returned (12.13%) based upon net asset value, (1) which was slightly better than the return of the Standard & Poor’s 500/Barra Growth Index of (12.55%) and underperformed the broader Standard & Poor’s 500 Index return of (4.24%). (2)

        The equity markets were negatively influenced in 2000 by the impact of the Federal Reserve Board’s (the “Fed”) series of short-term rate increases. These rate increases led to slower economic growth and reduced profitability for most growth stocks. In turn, investors reduced their willingness to pay up for the prospect of future earnings streams, resulting in multiple contraction. Technology stocks, following years of strong returns, had the most to give up under these conditions and severely lagged most sectors. Pockets of optimism for traditional growth companies were found in health care related shares in 2000, as investors searched for the safe haven of clearer earnings visibility. The year 2000 also marked a serious reevaluation of the Internet business model and its impending profitability, culminating in the collapse of the “Internet Bubble” and preceding mania.

        Our outlook for 2001 is more hopeful. As of this writing, the Fed has changed its stance to an easing bias, witnessed by the January 3, 2001, 50 basis point reduction in short term rates. Typically, equities react favorably to a declining short-term rate environment. Our management team will continue to focus on growth companies with above average top and bottom line growth prospects that are attractively valued. Our discipline will also mandate that we re-evaluate companies which appear to be overvalued or have deteriorating fundamental prospects.

(1)	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class B was (14.73%).

(2)	S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the
Standard & Poor’s 500 index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries.
G ROWTH F UND— C LASS A S HARES

Growth of a $25,000 Investment

        The graph below illustrates the hypothetical investment of $25,000 (1) in the Regions Growth Fund—Class A Shares (the “Fund”) from May 20, 1998 (start of performance) to November 30, 2000, compared to the Standard & Poor’s 500 Index (S&P 500). (2)
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	(11.97%)
Start of Performance (5/20/98)	9.75%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.
(2)	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

G ROWTH F UND— C LASS B S HARES

Growth of a $10,000 Investment

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Regions Growth Fund—Class B Shares (the “Fund”) from April 20, 1992 (start of performance) to November 30, 2000, compared to the Standard and Poor’s 500 Index (S&P 500). (2)
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN (3) FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	(14.73%)
5 Years	18.58%
Start of Performance (4/20/92)	14.53%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund’s inception ($10,000 investment minus $200 sales charge = $9,800).
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P
500 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective
June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.
(2)	The S&P 500 is not adjusted to reflect sales charges, expenses or, other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
(3)	Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

A GGRESSIVE G ROWTH F UND

Management’s Discussion of Fund Performance

        The Regions Aggressive Growth Fund’s Class B Shares completed its first full fiscal year with tremendous results. The fund’s Class B Shares had a total return of 38.66% (1) that compared very favorably to the S&P 400 Midcap BARRA Growth Index return of 13.08%, while our peer group, the Lipper Midcap Core Index, gained 11.36%. (2) The larger-capitalized S&P 500 Stock Index lost 4.24%. (3)

        Fiscal year 2000 is best described as Jekyl and Hyde. After reaching index highs in the spring, the market rolled over and tried to cancel out the gains in the fall. Emotion was high in the market this year as “dot-com”—mania gripped it early in the year. After being bid to excessively high valuations, technology stocks and dot-coms stocks, in particular, came under severe selling pressure. The fund reduced its position in technology stocks about mid-year, and this allowed the fund to hold value as other technology-heavy funds fell in value. (4)

        The Regions Aggressive Growth Fund Class B shares did experience one truly noteworthy accomplishment. For the year ended December 31, 2000, the Fund was ranked #1 by Lipper Analytical Services Inc. in the Midcap Core Universe of 145 other similarly managed mutual funds. Rankings for other classes will vary.

        We feel that fiscal year 2001 will be challenging. The stock market is correcting from its previously high valuations to more moderate valuations. This should be a tough period for portfolio managers to gain ground as most stocks are trending flat to down in price. Eventually, a combination of higher confidence in corporate earnings, continued Federal Reserve Board interest rate cuts, and more attractive valuation levels should allow stock prices to stabilize, and a new bull market trend may be born. We hope to be fully invested in attractively valued stocks at that time.

(1)	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class B was 35.66%.
(2)	S&P 400 Midcap Barra Growth Index is an unmanaged index that is constructed by dividing the stocks in S&P 400 Index according to a single attribute: price-to-book ratio. The index has firms with higher price-to-book ratios. Each company in the S&P 400 is assigned to either the Growth or Midcap Index so that the indexes are capitalization-weighted, meaning that the stock is weighted in the appropriate index in proportion to its market value. Investments cannot be made in an index.
Lipper indexes are an average of the total return of the 30 largest mutual funds designated by
Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.
(3)	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries.
(4)	Lipper figures represent the average total returns reported by all mutual funds designated by
Lipper Analytical Services as falling into the respective categories indicated. The Fund was ranked
1 out of 145 midcap core funds for the 1 year period ended December 31, 2000 based on total return. Ranking is based on Lipper data, which does not take into account any sales charges. The
Fund’s inception as a mutual fund was not until March, 1999 and Lipper does not provide ranking information for the five year time period since the Fund was not yet effective as a mutual fund.

A GGRESSIVE G ROWTH F UND— C LASS A S HARES

Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.

        The fund began offering Class A Shares on July 10, 2000. Index comparisons will be provided after the class has been in operation for a full fiscal year.

CUMULATIVE RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000

Start of Performance (7/10/00)	(3.46%) (1)

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions.

A GGRESSIVE G ROWTH F UND— C LASS B S HARES

Growth of a $10,000 Investment

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Aggressive Growth Fund—Class B Shares (the “Fund”) from June 30, 1993 (2) (start of performance) to November 30, 2000, compared to the Standard & Poor’s 500 Index (S&P 500) (3) and Standard & Poor’s Midcap 400/Barra Growth Index (S&P MC400/BG) (3) and the Lipper Mid-Cap Growth Funds Index (LMGF). (3)
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN (4) FOR THE PERIOD ENDED NOVEMBER 30, 2000

1 Year	35.66%
5 Years	28.68%
Start of Performance (6/30/93)	20.43%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The maximum contingent deferred sales charge is 3.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P/MC 400/BG and LMGF have been adjusted to reflect the reinvestment of dividends on securities in the indexes.
(2)	The Fund is the successor to a Collective Trust Fund. The quoted performance data includes performance of the Collective Trust Fund for the period from 6/30/93 to 3/15/99 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The Collective
Trust Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the
Collective Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.
(3)	The S&P 500, S&P MC 400/BG and LMGF are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. These indexes are unmanaged.
(4)	Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.
(5)	For this illustration, the S&P/MC 400/BG began its performance on March 31, 1997. The index has been assigned a beginning value $14,261, the value of the Fund on March 31, 1997.

Regions Treasury Money Market Fund
Portfolio of Investments
November 30, 2000

Principal Amount		Value

U.S. Treasury Obligations—93.8%

	U.S. Treasury Bills—68.9%

$ 460,000,000	5.259%-6.524%, 12/7/2000- 4/19/2001	$ 456,191,918

	U.S. Treasury Notes—24.9%

95,000,000	4.500%-5.250%, 1/31/2001	94,758,480

70,000,000	5.375%, 2/15/2001	69,866,667

	Total	164,625,147

	Total U.S. Treasury Obligations (at amortized cost)	620,817,065

Shares		Value

Mutual Fund Shares—6.2%

12,261,456	Federated U.S. Treasury Cash Reserves Fund	$ 12,261,456

11,951,322	Goldman Sachs Fund Square Trust	11,951,322

16,676,173	Provident Institutional Federal Security Portfolio	16,676,173

	Total Mutual Fund Shares (at net asset value)	40,888,951

	Total Investments (at amortized cost)(1)	$ 661,706,016

(1)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($662,094,480) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

Regions Limited Maturity Government Fund
Portfolio of Investments
November 30, 2000

Principal Amount		Value
Corporate Bonds—14.9%

	Finance-Commercial—2.6%

$3,000,000	IBM Credit Corp., 6.390%, 7/30/2002	$ 2,988,720

	Finance Companies—1.7%

2,000,000	International Lease Finance Corp., 5.400%, 1/22/2002	1,970,040

	Household Products—4.4%

3,000,000	Colgate-Palmolive Co., 6.580%, 11/5/2002	3,005,460

2,000,000	Procter & Gamble Co., 6.600%, 12/15/2004	2,017,100

	Total	5,022,560

	Oil-International—1.8%

2,000,000	Chevron Corp., 6.625%, 10/1/2004	2,010,080

	Producer Manufacturing—1.8%

2,000,000	Cooper Industries, Inc., 5.620%, 2/15/2001	1,994,340

	Telecommunication- Cellular—2.6%

3,000,000	AT&T Corp., 6.500%, 9/15/2002	2,978,910

	Total Corporate Bonds (identified cost $16,810,700)	16,964,650

U.S. Government Agencies—57.4%

	Federal Farm Credit Bank— 5.3%

1,000,000	5.250%, 5/1/2002	987,440

3,000,000	6.750%, 1/13/2003	3,037,740

2,000,000	6.750%, 9/29/2003	2,000,200

	Total	6,025,380

	Federal Home Loan Bank—29.1%

4,900,000	5.125%, 9/15/2003	4,777,941

1,800,000	5.400%, 1/15/2003	1,776,096

2,000,000	5.575%, 8/28/2001	1,988,260

2,000,000	5.580%, 4/9/2001	1,994,520

2,000,000	5.610%, 3/1/2001	1,996,160

1,000,000	5.875%, 8/15/2001	997,200

1,000,000	6.130%, 7/19/2002	998,250

4,000,000	6.250%, 11/15/2002	4,005,520

4,000,000	6.750%, 2/15/2002	4,023,240

Principal Amount		Value
U.S. Government Agencies—Continued

	Federal Home Loan Bank— Continued

$2,000,000	6.750%, 5/1/2002	$ 2,015,880

3,000,000	6.750%, 8/15/2002	3,027,120

5,500,000	7.000%, 2/14/2003	5,602,300

	Total	33,202,487

	Federal Home Loan Mortgage Corporation—8.2%

3,300,000	7.000%, 2/15/2003	3,359,070

2,000,000	7.000%, 4/21/2003	2,000,820

2,000,000	7.000%, 11/7/2003	2,000,840

2,000,000	7.000%, 12/29/2003	2,000,820

	Total	9,361,550

	Federal National Mortgage Association—14.8%

1,000,000	5.600%, 2/2/2001	998,760

2,000,000	6.200%, 6/19/2002	1,991,700

1,000,000	6.300%, 12/13/2002	1,001,620

5,200,000	6.500%, 9/5/2002	5,191,836

6,650,000	6.500%, 8/15/2004	6,714,705

1,000,000	6.750%, 10/30/2002	1,000,330

	Total	16,898,951

	Total U.S. Government Agencies (identified cost $64,845,794)	65,488,368

U.S. Treasury Obligations—25.3%

	U.S. Treasury Notes—25.3%

3,000,000	5.375%, 6/30/2003	2,987,670

500,000	5.500%, 12/31/2000	499,680

3,000,000	5.500%, 5/31/2003	2,995,050

2,000,000	5.625%, 5/15/2001	1,995,700

2,000,000	5.750%, 10/31/2002	2,004,720

1,200,000	5.750%, 11/30/2002	1,203,528

2,000,000	6.000%, 9/30/2002	2,012,680

9,000,000	6.000%, 8/15/2004	9,141,570

5,000,000	6.250%, 8/31/2002	5,044,850

1,000,000	6.250%, 2/15/2003	1,013,040

	Total U.S. Treasury Obligations (identified cost $28,593,648)	28,898,488

Regions Limited Maturity Government Fund

Principal Amount		Value
(1) Repurchase Agreement—1.4%

$1,651,706	GX Clarke & Co., 6.490%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 1,651,706

	Total Investments (identified cost $111,901,848)(2)	$113,003,212

(1)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)
The cost of investments for federal tax purposes amounts to $111,901,848. The net unrealized appreciation of investments on a federal tax basis amounts to $1,101,364 which is comprised of $1,227,558 appreciation and $126,194 depreciation at November 30, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($114,151,013) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)
Regions Fixed Income Fund
Portfolio of Investments
November 30, 2000

Principal Amount		Value
Corporate Bonds—31.4%

	Consumer Durables—0.4%

	Motor Vehicles

$ 880,000	Ford Motor Co., Note, 8.875%, 4/1/2006	$ 942,885

	Consumer Non-Durables—8.0%

	Household Products

2,000,000	Colgate-Palmolive Co., Note, 6.58%, 11/5/2002	2,003,640

	Packaged Foods

2,500,000	Campbell Soup Co., Bond, 6.15%, 12/1/2002	2,482,300

3,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,006,690

5,000,000	Sara Lee Corp., Note, 5.95%, 1/20/2005	4,934,350

	Total	10,423,340

	Personal Care

3,000,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	2,867,700

	Publishing-Newspapers

3,000,000	Washington Post Co., Note, 5.50%, 2/15/2009	2,729,250

	Telecommunication-Cellular

3,000,000	Airtouch Communications, Inc., Unsecured Note, 6.65%, 5/1/2008	2,884,620

	Total Consumer Non-Durables	20,908,550

	Energy—1.2%

	Oil-International

3,000,000	Chevron Corp., Note, 6.625%, 10/1/2004	3,015,120

	Finance—14.7%

	Finance-Automotive

1,000,000	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	955,390

5,000,000	Ford Motor Credit Co., Sr. Note, 6.00%, 1/14/2003	4,907,900

5,000,000	General Motors Acceptance Corp., Sr. Unsub., 5.875%, 1/22/2003	4,923,700

	Total	10,786,990

Principal Amount		Value
Corporate Bonds—Continued

	Finance—Continued

	Finance Companies

$ 2,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	$ 1,957,700

1,000,000	Associates Corp. of North America, Sr. Note, 5.75%, 10/15/2003	970,870

2,000,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	1,986,800

1,000,000	Associates Corp. of North America, Sr. Note, 6.875%, 8/1/2003	999,690

2,000,000	Commercial Credit Co., Note, 5.90%, 9/1/2003	1,956,040

1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	986,250

1,000,000	International Lease Finance Corp., Note, 5.40%, 1/22/2002	985,020

5,000,000	National Rural Utilities Cooperative Finance Corp., Note, 6.046%, 4/15/2003	4,938,850

5,000,000	Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003	4,874,350

	Total	19,655,570

	Investment Bankers/Brokers/ Services

5,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	4,928,100

2,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	1,927,220

	Total	6,855,320

	Major Banks

1,000,000	SouthTrust Bank of Alabama, Birmingham, Sub. Note, 7.00%, 11/15/2008	957,110

	Total Finance	38,254,990

	Health Technology—0.4%

	Major Pharmaceuticals

1,000,000	Warner-Lambert Co., Note, 5.75%, 1/15/2003	988,500

Regions Fixed Income Fund

Principal Amount		Value
Corporate Bonds—Continued

	Non-Energy Minerals—2.1%

	Chemicals

$ 2,750,000	Air Products & Chemicals, Inc., Note, 6.25%, 6/15/2003	$ 2,700,940

	Chemicals-Specialty

3,000,000	Lubrizol Corp., Sr. Note, 5.875%, 12/1/2008	2,744,400

	Total Non-Energy Minerals	5,445,340

	Process Industries—0.7%

	Building Materials

2,000,000	Corning, Inc., 6.30%, 3/1/2009	1,906,880

	Transportation—0.4%

	Railroads

1,000,000	Burlington Northern Santa Fe, Equip. Trust, (Series 99-A), 5.85%, 5/1/2005	952,400

	Utilities—3.5%

	Electrical Equipment

5,000,000	Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	4,710,700

	Major U.S. Telecommunications

2,400,000	BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	2,374,176

2,000,000	New York Telephone Co., Unsecd. Note, 5.875%, 9/1/2003	1,957,720

	Total	4,331,896

	Total Utilities	9,042,596

	Total Corporate Bonds (identified cost $82,288,065)	81,457,261

U.S. Government Agencies—53.7%

	Federal Farm Credit Bank—6.8%

3,200,000	5.10%, 11/9/2005	3,040,960

3,000,000	5.25%, 12/28/2005	2,866,650

1,000,000	5.55%, 2/24/2006	964,080

1,000,000	5.75%, 9/1/2005	978,210

5,500,000	5.79%, 3/15/2006	5,371,080

1,000,000	5.90%, 1/10/2005	986,200

2,000,000	6.50%, 9/29/2006	2,017,440

1,300,000	7.15%, 8/25/2005	1,299,246

	Total	17,523,866

	Federal Home Loan Bank—14.0%

5,850,000	5.52%, 11/5/2003	5,644,671

Principal Amount		Value
U.S. Government Agencies—Continued

	Federal Home Loan Bank— Continued

$ 2,000,000	5.615%, 3/1/2006	$ 1,933,660

4,000,000	5.80%, 3/30/2009	3,817,120

2,800,000	5.85%, 2/27/2008	2,693,208

2,895,000	6.375%, 8/15/2006	2,904,061

8,000,000	6.50%, 11/15/2006	8,071,600

1,000,000	6.75%, 2/15/2002	1,005,810

7,000,000	7.125%, 2/15/2005	7,233,100

1,070,000	7.25%, 2/15/2007	1,121,628

1,000,000	7.52%, 8/24/2004	1,001,080

1,000,000	7.54%, 10/13/2009	994,090

	Total	36,420,028

	Federal Home Loan Mortgage Corporation—10.7%

2,000,000	6.625%, 11/28/2005	1,984,400

10,865,000	6.625%, 9/15/2009	10,990,273

5,000,000	7.00%, 2/15/2003	5,089,500

950,000	7.00%, 11/7/2003	950,399

4,000,000	7.00%, 12/29/2003	4,001,640

876,265	7.00%, 2/15/2008	888,366

2,000,000	7.53%, 8/7/2006	2,003,220

314,132	7.76%, 11/15/2007	335,178

1,500,000	8.05%, 1/12/2010	1,502,265

	Total	27,745,241

	Federal National Mortgage Association—20.4%

5,000,000	5.75%, 4/15/2003	4,965,350

4,100,000	6.00%, 5/15/2008	4,004,347

3,880,684	6.00%, 9/1/2013	3,780,019

1,000,000	6.50%, 8/15/2004	1,009,730

5,000,000	6.625%, 9/15/2009	5,059,350

1,700,000	6.75%, 10/30/2002	1,700,561

3,716,165	6.75%, 5/25/2009	3,726,162

1,787,394	7.00%, 9/1/2014	1,791,863

2,000,000	7.07%, 10/24/2006	1,997,920

5,000,000	7.09%, 3/13/2007	4,992,450

3,000,000	7.11%, 3/20/2006	2,990,370

2,000,000	7.27%, 2/14/2007	1,998,620

10,000,000	7.55%, 3/27/2007	10,002,900

3,000,000	7.65%, 11/6/2009	3,000,390

Regions Fixed Income Fund

Principal Amount		Value
U.S. Government Agencies—Continued

	Federal National Mortgage Association—Continued

$ 2,000,000	8.00%, 9/1/2009	$ 2,001,600

	Total	53,021,632

	Government National Mortgage Association—1.0%

1,677,395	6.00%, 2/15/2014	1,638,077

1,107,339	6.00%, 2/15/2014	1,081,383

	Total	2,719,460

	Tennessee Valley Authority—0.8%

2,313,000	STRIPS, PO, Tennessee Valley Authority, 10/15/2003	1,941,671

	Total U.S. Government Agencies (identified cost $139,055,236)	139,371,898

U.S. Treasury Obligations—13.2%

	U.S. Treasury Bonds—1.7%

6,000,000	IO, 02/15/2006	4,532,280

Principal Amount		Value
U.S. Treasury Obligations—Continued

	U.S. Treasury Notes—11.5%

$ 3,000,000	5.625%, 2/15/2006	$ 3,018,990

5,000,000	5.625%, 5/15/2008	5,042,300

3,000,000	5.875%, 11/15/2005	3,051,030

1,000,000	6.00%, 8/15/2004	1,015,730

3,000,000	6.00%, 8/15/2009	3,101,190

4,000,000	6.125%, 8/15/2007	4,142,040

6,000,000	6.50%, 10/15/2006	6,294,720

4,000,000	6.50%, 5/15/2005	4,160,920

	Total	29,826,920

	Total U.S. Treasury Obligations (identified cost $33,014,424)	34,359,200

(1) Repurchase Agreements—0.9%

2,288,063	GX Clarke & Co., 6.49%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	2,288,063

	Total Investments (identified cost $256,645,788)(2)	$257,476,422

(1)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)
The cost of investments for federal tax purposes amounts to $256,645,788. The net unrealized appreciation of investments on a federal tax basis amounts to $830,634 which is comprised of $3,413,140 appreciation and $2,582,506 depreciation at November 30, 2000.

Note:  The categories of investments are shown as a percentage of net assets ($259,534,277) at November 30, 2000.

The following acronyms are used throughout this portfolio:

IO—Interest Only
PO—Principal Only
STRIPS—Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

Regions Balanced Fund
Portfolio of Investments
November 30, 2000

Shares		Value
Common Stocks—52.2%

	Consumer Durables—2.0%

	Soft Drink

32,300	Coca-Cola Co.	$ 2,022,787

32,000	PepsiCo, Inc.	1,452,000

	Total Consumer Durables	3,474,787

	Consumer Non-Durables—3.1%

	Packaged Goods/Cosmetics

19,000	Colgate-Palmolive Co.	1,116,250

13,700	Gillette Co.	464,087

16,000	Kimberly-Clark Corp.	1,119,000

17,100	Procter & Gamble Co.	1,280,362

	Total	3,979,699

	Packaged Foods

17,000	General Mills, Inc.	699,125

24,000	Sara Lee Corp.	576,000

	Total	1,275,125

	Total Consumer Non-Durables	5,254,824

	Consumer Services—1.2%

	Food Distributors

24,000	Sysco Corp.	1,326,000

	Restaurants

22,000	McDonald’s Corp.	701,250

	Total Consumer Services	2,027,250

	Energy Minerals—3.1%

	International Oil Companies

10,000	Chevron Corp.	818,750

37,000	Exxon Mobil Corp.	3,256,000

20,000	Texaco, Inc.	1,161,250

	Total Energy Minerals	5,236,000

	Electronic Technology—8.8%

	Computers-Communications

4,174	(1)Avaya, Inc.	48,784

60,000	(1)Cisco Systems, Inc.	2,872,500

	Total	2,921,284

	Electronic Data Processing

10,000	Automatic Data Processing, Inc.	660,000

30,000	(1)Dell Computer Corp.	577,500

Shares		Value
Common Stocks—Continued

	Electronic Technology— Continued

	Electronic Data Processing— Continued

15,000	(1)Gateway, Inc.	$ 285,000

26,100	International Business Machines Corp.	2,440,350

19,200	(1)Sun Microsystems, Inc.	1,460,400

	Total	5,423,250

	Semiconductors

90,000	Intel Corp.	3,425,625

	Telecommunication- Equipment

50,100	Lucent Technologies, Inc.	779,681

30,400	Nortel Networks Corp.	1,147,600

24,000	(1)Tellabs, Inc.	1,272,000

	Total	3,199,281

	Total Electronic Technology	14,969,440

	Finance—8.8%

	Diversified Financial Services

33,000	American Express Co.	1,812,938

346	(1)Berkshire Hathaway, Inc., Class B	752,204

62,666	Citigroup, Inc.	3,121,550

17,000	Federal National Mortgage Association	1,343,000

	Total	7,029,692

	Life Insurance

8,500	American General Corp.	636,969

6,800	Jefferson-Pilot Corp.	464,100

	Total	1,101,069

	Major Banks

19,000	Bank of America Corp.	758,812

25,200	Chase Manhattan Corp.	929,250

32,200	Wells Fargo Co.	1,527,487

	Total	3,215,549

	Multi-Line Insurance

36,675	American International Group, Inc.	3,555,183

	Total Finance	14,901,493

Regions Balanced Fund

Shares		Value
Common Stocks—Continued

	Health Technology—8.4%

	Major Pharmaceuticals

33,000	American Home Products Corp.	$ 1,984,125

33,800	Bristol-Myers Squibb Co.	2,342,763

7,000	Guidant Corp.	377,563

23,900	Johnson & Johnson	2,390,000

36,400	Merck & Co., Inc.	3,373,825

61,500	Pfizer, Inc.	2,725,219

18,000	Schering Plough Corp.	1,009,125

	Total Health Technology	14,202,620

	Industrial Services—0.9%

	Oilfield Services Equipment

21,000	Halliburton Co.	700,875

14,500	Schlumberger Ltd.	899,000

	Total Industrial Services	1,599,875

	Non-Energy Materials—1.0%

	Biotechnology

19,800	(1)Amgen, Inc.	1,259,775

	Specialty Chemicals

10,000	Du Pont (E.I.) de Nemours & Co.	423,125

	Total Non-Energy Materials	1,682,900

	Process Industries—2.8%

	Multi-Sector Companies

94,800	General Electric Co.	4,698,525

	Producer Manufacturing—0.4%

	Motor Vehicles

13,200	General Motors Corp.	653,400

	Retail Trade—3.5%

	Building Materials

9,000	Corning, Inc.	526,500

8,500	Illinois Tool Works, Inc.	478,656

27,300	Tyco International Ltd.	1,440,075

	Total	2,445,231

	Building Materials Chains

19,000	Home Depot, Inc.	744,562

	Discount Store

53,000	Wal-Mart Stores, Inc.	2,765,937

	Total Retail Trade	5,955,730

Shares or Principal Amount		Value
Common Stocks—Continued

	Technology Services—4.1%

	Computers Peripheral

26,500	(1)EMC Corp. Mass	$ 1,970,938

	Computer Software

27,500	(1)America Online, Inc.	1,116,775

11,000	(1)BMC Software, Inc.	190,438

44,200	(1)Microsoft Corp.	2,535,975

46,000	(1)Oracle Corp.	1,219,000

	Total	5,062,188

	Total Technology Services	7,033,126

	Utilities—4.1%

	Electric Utilities: South

5,000	Duke Energy Corp.	449,688

10,000	Southern Co.	315,625

	Total	765,313

	Major U.S. Telecommunications

30,000	AT&T Corp.	588,750

26,000	BellSouth Corp.	1,087,125

12,000	(1)Qwest Communications International, Inc.	453,000

40,000	SBC Communications, Inc.	2,197,500

16,500	Verizon Communications	927,094

43,600	(1)WorldCom, Inc.	651,275

	Total	5,904,744

	Oil/Gas Transmission

5,500	Williams Cos., Inc. (The)	194,563

	Total Utilities	6,864,620

	Total Common Stocks (identified cost $66,475,785)	88,554,590

Corporate Bonds—15.8%

	Consumer Durables—1.2%

	Motor Vehicles

$ 120,000	Ford Motor Co., Note, 8.875%, 4/1/2006	128,575

1,000,000	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	955,390

	Total	1,083,965

	Railroads

1,000,000	Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	952,400

	Total Consumer Durables	2,036,365

Regions Balanced Fund

Principal Amount		Value
Corporate Bonds—continued

	Consumer Non-Durables—1.8%

	Foods Distributors

$1,376,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	$ 1,379,068

	Publishing-Newspapers

1,900,000	Washington Post Co., Note, 5.50%, 2/15/2009	1,728,525

	Total Consumer Non-Durables	3,107,593

	Consumer Staples—0.3%

	Personal Care

500,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	477,950

	Finance—8.1%

	Finance Companies

1,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	978,850

600,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	596,040

500,000	Associates Corp. of North America, Sr. Note, 6.875%, 8/1/2003	499,845

2,000,000	Commercial Credit Co., Note, 5.90%, 9/1/2003	1,956,040

1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	986,250

2,000,000	IBM Credit Corp., 6.39%, 7/30/2002	1,992,480

1,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	963,610

2,850,000	NationsBank Corp., Sr. Note, 5.80%, 1/31/2001	2,843,958

425,000	National Rural Utilities Cooperative Finance Corp., Note, 6.046%, 4/15/2003	419,802

1,000,000	Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003	974,870

	Total	12,211,745

	Investment Bankers/Brokers/ Services

500,000	Merrill Lynch & Co., Inc., Note, 6.00%, 1/15/2001	499,590

1,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	985,620

	Total	1,485,210

	Total Finance	13,696,955

Principal Amount		Value
Corporate Bonds—Continued

	Major Pharmaceuticals—0.2%

$ 400,000	Warner-Lambert Co., Note, 5.75%, 1/15/2003	$ 395,400

	Process Industries—1.1%

	Specialty Chemicals

1,000,000	Air Products & Chemicals, Inc., Note, 6.25%, 6/15/2003	982,160

1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	914,800

	Total Process Industries	1,896,960

	Retail Trade—0.6%

	Building Materials

1,000,000	Corning, Inc., Note, 6.30%, 3/1/2009	953,440

	Utilities—2.5%

	Electrical Equipment

2,000,000	Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	1,884,280

	Electrical Utilities: West

1,000,000	Pacific Gas & Electric Co., 1st Ref. Mtg., 5.875%, 10/1/2005	957,550

	Telecommunication-Cellular

1,500,000	Airtouch Communications, Inc., 6.65%, 5/1/2008	1,442,310

	Total Utilities	4,284,140

	Total Corporate Bonds (identified cost $26,999,031)	26,848,803

U.S. Government Agencies—21.2%

	Federal Farm Credit Bank—0.6%

1,000,000	7.15%, 8/25/2005	999,420

	Federal Home Loan Bank—4.8%

1,000,000	6.375%, 8/15/2006	1,003,130

2,385,000	6.50%, 11/15/2006	2,406,346

1,000,000	7.25%, 2/15/2007	1,048,250

720,000	7.54%, 10/13/2009	715,745

3,000,000	Series BG08, 5.85%, 2/27/2008	2,885,580

	Total	8,059,051

	Federal Home Loan Mortgage Corporation—5.5%

6,225,000	6.625%, 9/15/2009	6,296,774

1,000,000	6.875%, 1/15/2005	1,023,610

2,000,000	7.00%, 12/29/2003	2,000,820

	Total	9,321,204

Regions Balanced Fund

Principal Amount		Value
U.S. Government Agencies—Continued

	Federal National Mortgage Association—8.9%

$3,700,000	5.75%, 4/15/2003	$ 3,674,359

3,000,000	6.625%, 9/15/2009	3,035,610

1,000,000	6.70%, 12/12/2006	991,860

1,787,394	7.00%, 9/1/2014	1,791,863

2,000,000	8.00%, 9/1/2009	2,001,600

500,000	Series G93-32, Class J, 6.75%, 5/25/2009	501,345

1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,009,730

2,000,000	Unsecd. Note, 7.65%, 11/6/2009	2,000,260

	Total	15,006,627

	Government National Mortgage Association—0.7%

838,698	6.00%, 2/15/2014	819,039

435,037	6.00%, 2/15/2014	424,839

	Total	1,243,878

	Tennessee Valley Authority—0.7%

1,500,000	Tennessee Valley Authority, 10/15/2003	1,259,190

	Total U.S. Government Agencies (identified cost $35,071,724)	35,889,370

Principal Amount		Value
U.S. Treasury Obligations—7.7%

	U.S. Treasury Notes—7.7%

$1,000,000	STRIPS, IO, 0.010% 02/15/2006	$ 755,380

1,000,000	5.625%, 2/15/2006	1,006,330

1,000,000	6.00%, 8/15/2009	1,033,730

2,000,000	6.125%, 8/15/2007	2,071,020

2,000,000	6.50%, 5/15/2005	2,080,460

5,800,000	6.50%, 10/15/2006	6,084,896

	Total U.S. Treasury Obligations (identified cost $12,560,974)	13,031,816

(2) Repurchase Agreement—2.5%

4,177,573	GX Clarke & Co., 6.49%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	4,177,573

	Total Investments (identified cost $145,285,087)(3)	$168,502,152

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $145,285,087. The net unrealized appreciation of investments on a federal tax basis amounts to $23,217,065 which is comprised of $30,936,317 appreciation and $7,719,252 depreciation at November 30, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($169,554,275) at November 30, 2000.

The following acronyms are used throughout this portfolio:

IO—Interest Only
STRIPS—Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

Regions Value Fund
Portfolio of Investments
November 30, 2000

Shares		Value
Common Stocks—82.4%

	Commercial Services—1.7%

	Computers Services

30,000	Electronic Data Systems Corp.	$ 1,588,125

	Food Distributors

118,000	ConAgra, Inc.	3,001,625

	Total Commercial Services	4,589,750

	Consumer Durables—2.0%

	Motor Vehicles

127,616	Ford Motor Co.	2,903,264

51,000	General Motors Corp.	2,524,500

	Total Consumer Durables	5,427,764

	Consumer Non-Durables—4.3%

	Packaged Goods/Cosmetics

51,000	Kimberly-Clark Corp.	3,566,812

64,000	Procter & Gamble Co.	4,792,000

	Total	8,358,812

	Tobacco

83,000	Philip Morris Cos., Inc.	3,169,563

	Total Consumer Non-Durables	11,528,375

	Consumer Services—2.2%

	Media Conglomerates

120,000	Disney (Walt) Co.	3,472,500

	Restaurants

78,000	McDonald’s Corp.	2,486,250

	Total Consumer Services	5,958,750

	Electronic Technology—6.3%

	Aerospace

57,000	Boeing Co.	3,936,562

42,000	Lockheed Martin Corp.	1,432,200

	Total	5,368,762

	Electrical Equipment

50,000	Emerson Electric Co.	3,643,750

	Electronic Data Processing

108,000	Compaq Computer Corp.	2,322,000

108,000	Hewlett-Packard Co.	3,415,500

	Total	5,737,500

Shares		Value
Common Stocks—Continued

	Electronic Technology— Continued

	Telecommunication- Equipment

102,000	Motorola, Inc.	$ 2,046,375

	Total Electronic Technology	16,796,387

	Energy Minerals—9.3%

	Intergrated Oil Companies

42,000	Chevron Corp.	3,438,750

140,000	Exxon Mobil Corp.	12,320,000

105,000	Royal Dutch Petroleum Co., ADR	6,267,188

44,000	Texaco, Inc.	2,554,750

	Total Energy Minerals	24,580,688

	Finance—21.0

	Diversified Financial Services

200,000	Citigroup, Inc.	9,962,500

61,000	Federal National Mortgage Association	4,819,000

	Total	14,781,500

	Finance Companies

69,000	American Express Co.	3,790,688

	Insurance/Miscellaneous

12,000	Marsh & McLennan Cos., Inc.	1,381,500

	Investment Bankers/Brokers/ Services

42,000	Merrill Lynch & Co., Inc.	2,430,750

57,000	Morgan Stanley, Dean Witter & Co.	3,612,375

	Total	6,043,125

	Major Banks

83,000	Bank of America Corp.	3,314,813

40,000	Bank of New York Co., Inc.	2,207,500

74,300	Chase Manhattan Corp.	2,739,813

45,000	Fleet Boston Financial Corp.	1,687,500

26,000	Northern Trust Corp.	2,239,250

56,000	SunTrust Banks, Inc.	2,845,500

102,000	Wells Fargo Co.	4,838,625

	Total	19,873,001

Regions Value Fund

Shares		Value
Common Stocks—Continued

	Finance—Continued

	Multi-line Insurance

103,000	American International Group, Inc.	$ 9,984,563

	Total Finance	55,854,377

	Healthcare/Drug—2.8%

	Hospital Management

56,000	HCA Healthcare Corp.	2,320,500

	Major Pharmaceuticals

85,460	Pharmacia Corp.	5,213,060

	Total Healthcare/Drug	7,533,560

	Industrial Services—1.7%

	Oilfield Services/Equipment

57,000	Halliburton Co.	1,902,375

43,000	Schlumberger Ltd.	2,666,000

	Total Industrial Services	4,568,375

	Life Insurance—2.3%

40,000	American General Corp.	2,997,500

47,000	Jefferson-Pilot Corp.	3,207,750

	Total Life Insurance	6,205,250

	Non-Energy Minerals—1.4%

	Aluminum

134,000	Alcoa, Inc.	3,777,125

	Process Industries—3.8%

	Chemicals

67,000	Dow Chemical Co.	2,047,687

57,000	Du Pont (E.I.) de Nemours & Co.	2,411,812

	Total	4,459,499

	Diversified Chemicals

63,000	PPG Industries, Inc.	2,626,312

	Paper

86,000	International Paper Co.	2,913,250

	Total Process Industries	9,999,061

	Producer Manufacturing— 8.5%

	Building Materials

159,000	Masco Corp.	3,070,687

	Diversified Manufacturing

37,500	Honeywell International, Inc.	1,828,125

Shares		Value
Common Stocks—Continued

	Producer Manufacturing— Continued

	Diversified Manufacturing— Continued

36,000	Minnesota Mining & Manufacturing Co.	$ 3,595,500

82,000	Tyco International Ltd.	4,325,500

26,000	United Technologies Corp.	1,841,125

	Total	11,590,250

	Foods

53,000	Hershey Foods Corp.	3,352,250

50,000	Nabisco Group Holdings Corp.	1,468,750

	Total	4,821,000

	Industrial Machinery/ Components

76,000	Caterpillar, Inc.	2,987,750

	Total Producer Manufacturing	22,469,687

	Retail Trade—1.0%

	General Merchandise—1.0%

80,000	Target Corp.	2,405,000

	Transportation—0.3%

	Air Freight

14,000	(1)FedEx Corp.	670,880

	Utilities—13.8%

	Electric Companies

33,200	Dominion Resources, Inc.	1,992,000

45,500	Public Service Enterprises Group, Inc.	1,945,125

	Total	3,937,125

	Electric Utilities: South

34,165	Duke Energy Corp.	3,072,715

29,539	FPL Group, Inc.	1,956,959

66,500	P G & E Corp.	1,824,594

113,700	Southern Co.	3,588,656

	Total	10,442,924

	Major U.S. Telecommunications

98,000	AT&T Corp.	1,923,250

100,000	BellSouth Corp.	4,181,250

165,000	SBC Communications, Inc.	9,064,687

Regions Value Fund

Shares		Value
Common Stocks—Continued

	Utilities—Continued

	Major U.S. Telecommunications— Continued

126,000	Verizon Communications	$ 7,079,625

	Total	22,248,812

	Total Utilities	36,628,861

	Total Common Stocks (identified cost $192,035,087)	218,993,890

Principal Amount		Value
(2) Repurchase Agreement—15.8%

$42,053,628	GX Clarke & Co., 6.49%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 42,053,628

	Total Investments (identified cost $234,088,715)(3)	$261,047,518

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $234,131,900. The net unrealized appreciation of investments on a federal tax basis amounts to $26,915,618 which is comprised of $38,345,664 appreciation and $11,430,046 depreciation at November 30, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($265,640,293) at November 30, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Regions Growth Fund
Portfolio of Investments
November 30, 2000

Shares		Value
Common Stocks—98.7%

	Biotechnology—1.8%

158,000	(1)Amgen, Inc.	$ 10,052,750

15,000	(1)Biogen, Inc.	821,250

	Total Biotechnology	10,874,000

	Capital Goods—7.8%

	Equipment-Machinery

975,000	General Electric Co.	48,323,437

	Commercial Cyclical—6.0%

	Merchandise/Mass Merchandising

500,000	Wal-Mart Stores, Inc.	26,093,750

	Merchandise/Specialty

278,000	Home Depot, Inc.	10,894,125

	Total Commercial Cyclical	36,987,875

	Commercial Non-Cyclical—2.0%

	Entertainment

170,000	(1)Viacom, Inc., Class B	8,691,250

	Tobacco/Cosmetics/Household

114,000	Gillette Co.	3,861,750

	Total Commercial Non-Cyclical	12,553,000

	Computers Services—1.3%

123,500	Automatic Data Processing, Inc.	8,151,000

	Food & Beverage—4.4%

276,325	Coca-Cola Co.	17,304,853

216,000	PepsiCo, Inc.	9,801,000

	Total Food & Beverage	27,105,853

	Healthcare/Drug—15.9%

150,000	American Home Products Corp.	9,018,750

259,000	Bristol-Myers Squibb Co.	17,951,937

280,000	Merck & Co., Inc.	25,952,500

800,000	Pfizer, Inc.	35,450,000

177,000	Schering Plough Corp.	9,923,062

	Total Healthcare/Drug	98,296,249

	Hospital Supplies—6.9%

162,000	Abbott Laboratories	8,920,125

250,000	Johnson & Johnson	25,000,000

158,000	Medtronic, Inc.	8,413,500

	Total Hospital Supplies	42,333,625

Shares		Value
Common Stocks—Continued

	Insurance/Miscellaneous—3.8%

90,000	American Express Co.	$ 4,944,375

150,000	American International Group, Inc.	14,540,625

75,000	Citigroup, Inc.	3,735,937

	Total Insurance/Miscellaneous	23,220,937

	Technology—46.2%

100,000	(1)ADC Telecommunications, Inc.	2,018,750

72,000	(1)Altera Corp.	1,723,500

160,000	(1)America Online, Inc.	6,497,600

57,000	(1)Analog Devices, Inc.	2,828,625

129,000	(1)Applied Materials, Inc.	5,216,438

23,000	(1)Broadcom Corp.	2,242,500

792,000	(1)Cisco Systems, Inc.	37,917,000

155,000	Corning, Inc.	9,067,500

45,000	(1)Dell Computer Corp.	866,250

362,000	(1)EMC Corp. Mass	26,923,750

838,000	Intel Corp.	31,896,375

221,000	International Business Machines Corp.	20,663,500

115,000	(1)JDS Uniphase Corp.	5,757,188

86,000	(1)LSI Logic Corp.	1,548,000

335,000	Lucent Technologies, Inc.	5,213,438

564,000	(1)Microsoft Corp.	32,359,500

152,500	Micron Technology, Inc.	4,803,750

62,000	(1)Network Appliance, Inc.	3,061,250

187,000	Nokia OYJ	7,994,250

373,000	Nortel Networks Corp.	14,080,750

713,000	(1)Oracle Corp.	18,894,500

145,000	(1)Qualcomm, Inc.	11,636,250

210,000	(1)Sun Microsystems, Inc.	15,973,125

63,000	(1)Tellabs, Inc.	3,339,000

275,000	Texas Instruments, Inc.	10,260,938

47,000	(1)Xilinx, Inc.	1,833,000

	Total Technology	284,616,727

Regions Growth Fund

Shares		Value
Common Stocks—Continued

	Utilities—2.6%

	Communications

185,000	(1)Qwest Communications International, Inc.	$ 6,983,750

160,000	Verizon Communications	8,990,000

	Total Utilities	15,973,750

	Total Common Stocks (identified cost $476,463,726)	608,436,453

Principal Amount		Value
(2) Repurchase Agreement—1.3%

$7,923,848	GX Clarke & Co., 6.49%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 7,923,848

	Total Investments (identified cost $484,387,573)(3)	$616,360,301

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $484,387,573. The net unrealized appreciation of investments on a federal tax basis amounts to $131,972,728 which is comprised of $175,965,725 appreciation and $43,992,997 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($616,129,757) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

Regions Aggressive Growth Fund
Portfolio of Investments
November 30, 2000

Shares		Value
Common Stocks—74.9%

	Capital Goods—0.8%

	Electrical Equipment

38,000	Symbol Technologies, Inc.	$ 1,522,375

	Commercial Services—6.4%

	Commercial & Construction Services

60,000	Cintas Corp.	3,056,250

	Computers Systems

10,000	Investment Technology Group, Inc.	302,500

	Data Processing

10,000	(1)Checkfree Corp.	522,500

90,000	(1)Concord EFS, Inc.	3,926,250

50,000	(1)Fiserv, Inc.	2,793,750

	Total	7,242,500

	Waste Management

100,000	(1)Allied Waste Industries, Inc.	1,231,250

	Total Commercial Services	11,832,500

	Consumer Cyclical—5.5%

	Building Supplies

36,000	Lowe’s Cos., Inc.	1,442,250

	Merchandise General

36,000	(1)BJ’s Wholesale Club, Inc.	1,208,250

	Merchandise/Mass Merchandising

40,000	Ross Stores, Inc.	615,000

	Merchandise/Specialty

30,000	(1)Dollar Tree Stores, Inc.	1,117,500

100,000	Family Dollar Stores, Inc.	1,943,750

10,000	Liz Claiborne, Inc.	392,500

80,000	(1)Tommy Hilfiger Corp.	955,000

20,000	V.F. Corp.	538,750

	Total	4,947,500

	Retail-Computers & Electronics

40,000	Circuit City Stores, Inc.	507,500

	Services-Advertising/Marketing

40,000	(1)Acxiom Corp.	1,440,000

	Total Consumer Cyclical	10,160,500

Shares		Value
Common Stocks—Continued

	Consumer Non-Cyclical—2.3%

	Household Products

30,000	Dial Corp.	$ 352,500

	Tobacco

160,000	UST, Inc.	3,800,000

	Total Consumer Non-Cyclical	4,152,500

	Consumer Services—0.8%

	Broadcast Media

70,000	(1)Westwood One, Inc.	1,281,875

	Retail-Food Chains

10,000	Delhaize America, Inc.	168,750

	Total Consumer Services	1,450,625

	Electronic Technology—7.8%

	Computer Software/Services

80,000	(1)Cadence Design Systems, Inc.	1,875,000

28,000	(1)Electronic Arts, Inc.	999,250

50,000	(1)Intuit, Inc.	2,278,125

16,000	(1)Macromedia, Inc.	1,024,000

60,000	(1)Rational Software Corp.	1,890,000

	Total	8,066,375

	Semiconductors

100,000	(1)Atmel Corp.	965,625

20,000	(1)Cypress Semiconductor Corp.	422,500

8,000	(1)Integrated Device Technology, Inc.	238,000

8,000	(1)Micrel, Inc.	230,000

20,000	(1)Microchip Technology, Inc.	467,500

28,000	(1)NVIDIA Corp.	1,134,000

20,000	(1)Qlogic Corp.	1,618,750

20,000	(1)TranSwitch Corp.	545,000

20,000	(1)Triquint Semiconductor, Inc.	661,250

	Total	6,282,625

	Total Electronic Technology	14,349,000

	Energy—11.7%

	Oil & Gas-Drill & Equipment

33,000	(1)BJ Services Co.	1,757,250

34,000	(1)Cooper Cameron Corp.	1,844,500

50,000	Diamond Offshore Drilling, Inc.	1,509,375

64,000	ENSCO International, Inc.	1,556,000

Regions Aggressive Growth Fund

Shares		Value
Common Stocks—Continued

	Energy—Continued

	Oil & Gas-Drill & Equipment— Continued

80,000	(1)Global Marine, Inc.	$ 1,755,000

12,000	(1)Grant Prideco, Inc.	169,500

50,000	(1)Nabors Industries, Inc.	2,197,000

48,000	(1)Noble Drilling Corp.	1,383,000

240,000	(1)Parker Drilling Co.	960,000

12,000	(1)Smith International, Inc.	696,750

40,000	Weatherford International, Inc.	1,332,500

	Total	15,160,875

	Oil-Domestic

180,000	USX-Marathon Group, Inc.	4,747,500

	Oil-Exploration & Production

60,000	(1)The Houston Exploration Co.	1,590,000

	Total Energy	21,498,375

	Finance—3.9%

	Insurance-Life/Health

120,000	Torchmark Corp.	4,560,000

	Investment Bankers/Brokers/ Services

22,000	Legg Mason, Inc.	1,003,750

	Major Banks

36,000	National Commerce Bancorporation	792,000

	Savings & Loan

120,000	Sovereign Bancorp, Inc.	817,500

	Total Finance	7,173,250

	Healthcare/Drug—20.1%

	Biotechnology

30,000	Beckman Coulter, Inc.	2,298,750

30,000	(1)Chiron Corp.	1,226,250

32,000	(1)Genzyme Corp.-General Division	2,810,000

28,000	(1)Gilead Sciences, Inc.	2,280,250

20,000	(1)Human Genome Sciences, Inc.	1,243,750

30,000	(1)ICOS Corp.	1,168,125

10,000	(1)IDEC Pharmaceuticals Corp.	1,740,625

68,000	(1)Millennium Pharmaceuticals, Inc.	3,302,250

10,000	(1)Protein Design Laboratories, Inc.	772,500

10,000	(1)Vertex Pharmaceuticals, Inc.	558,750

	Total	17,401,250

Shares		Value
Common Stocks—Continued

	Healthcare/Drug—Continued

	Healthcare-Diversified

80,000	Ivax Corp.	$ 3,285,600

	Healthcare-Drugs Generic

60,000	(1)Watson Pharmaceuticals, Inc.	2,760,000

	Healthcare-Medical Product & Supplies

64,000	Stryker Corp.	3,412,000

	Major Pharmaceuticals

20,000	(1)Forest Labratories, Inc., Class A	2,710,000

100,000	ICN Pharmaceuticals, Inc.	3,368,750

56,000	(1)Sepracor, Inc.	4,091,500

	Total	10,170,250

	Total Healthcare/Drug	37,029,100

	Metals/Minerals—1.5%

	Gold Exploration/Production

100,000	Barrick Gold Corp.	1,500,000

80,000	Newmont Mining Corp.	1,250,000

	Total Metals/Minerals	2,750,000

	Producer Manufacturing—1.9%

	Building Materials

30,000	(1)American Standard Cos.	1,254,375

	Chemicals-Diversified

50,000	Solutia, Inc.	631,250

	Manufacture-Specialized

52,000	(1)Jabil Circuit, Inc.	1,625,000

	Total Producer Manufacturing	3,510,625

	Technology—2.5%

	Communication-Equipment

12,000	(1)Adtran, Inc.	419,250

14,000	(1)Powerwave Technologies, Inc.	688,625

	Total	1,107,875

	Electronics-Distribution

24,000	(1)SCI Systems, Inc.	643,500

	Electronics-Instruments

44,000	(1)Waters Corp.	2,829,750

	Total Technology	4,581,125

	Transportation—4.2%

	Airlines

30,000	(1)Atlantic Coast Airlines Holdings	1,276,875

16,000	(1)Atlas Air, Inc.	556,000

Regions Aggressive Growth Fund

Shares		Value
Common Stocks—Continued

	Transportation—Continued

	Airlines—Continued

160,000	(1)Frontier Airlines, Inc.	$ 4,540,000

24,000	SkyWest, Inc.	1,428,000

	Total Transportation	7,800,875

	Utilities—5.5%

	Electric Companies

30,000	Black Hills Corp.	1,023,750

80,000	DPL, Inc.	2,450,000

44,000	Idacorp, Inc.	2,205,500

	Total	5,679,250

Shares or Principal Amount		Value
Common Stocks—Continued

	Utilities—Continued

	Power Producers-Independent

128,000	(1)Calpine Corp.	$ 4,544,000

	Total Utilities	10,223,250

	Total Common Stocks (identified cost $128,349,136)	138,034,100

(2) Repurchase Agreement—29.4%

$54,162,835	GX Clarke & Co., 6.49%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	54,162,835

	Total Investments (identified cost $182,511,971)(3)	$192,196,935

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $182,550,967. The net unrealized appreciation of investments on a federal tax basis amounts to $9,645,968 which is comprised of $21,160,276 appreciation and $11,514,308 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($184,260,895) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Assets and Liabilities
November 30, 2000

	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Balanced Fund

Assets:
Investments in securities, at value	$661,706,016	$111,351,506	$255,188,359	$164,324,579
Investments in repurchase agreements	—	1,651,706	2,288,063	4,177,573

Total investments in securities	661,706,016	113,003,212	257,476,422	168,502,152

Income receivable	2,770,018	1,807,482	3,467,861	1,217,081
Receivable for investments sold	—	—	—	—
Receivable for shares sold	222,534	—	69,865	73,432

Total assets	664,698,568	114,810,694	261,014,148	169,792,665

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for shares redeemed	124,092	85,533	157,140	71,932
Income distribution payable	2,250,978	371,059	1,144,995	—
Payable to Bank	4,556	132,204	40,893	20,689
Accrued expenses	224,462	70,885	136,843	145,769

Total liabilities	2,604,088	659,681	1,479,871	238,390

Net Assets Consist of:
Paid-in capital	$662,094,480	$114,010,992	$264,307,654	$144,557,934
Net unrealized appreciation (depreciation) of investments	—	1,101,364	830,634	23,217,065
Accumulated net realized gain (loss) on investments	—	(1,047,809)	(5,613,318)	1,294,618
Undistributed net investment income (net operating loss)	—	86,466	9,307	484,658

Total Net Assets	$662,094,480	$114,151,013	$259,534,277	$169,554,275

Net Asset Value, Offering Price Per Share:(1) (net assets ÷ shares outstanding)
Class A Shares	$1.00	$9.97	$10.27	$14.93
Class B Shares	$1.00	$9.97	$10.27	$14.92

Redemption Proceeds Per Share:(1)
Class A Shares	$1.00	$9.97	$10.27	$14.93
Class B Shares	$1.00	$9.67 (2)	$ 9.96 (2)	$14.47	(2)

Net Assets:
Class A Shares	$536,667,967	$ 68,949,238	$205,168,972	$ 12,135,206
Class B Shares	$125,426,513	$ 45,201,775	$ 54,365,305	$157,419,069

Shares Outstanding:
Class A Shares	536,667,967	6,917,893	19,968,579	812,703
Class B Shares	125,426,513	4,535,234	5,291,284	10,549,181

Investments, at identified cost	$661,706,016	$111,901,848	$256,645,788	$145,285,087

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Assets and Liabilities
November 30, 2000

	Value Fund	Growth Fund		Aggressive Growth Fund

Assets:
Investments in securities, at value	$218,993,890	$608,436,453		$138,034,100
Investments in repurchase agreements	42,053,628	7,923,848		54,162,835

Total investments in securities	261,047,518	616,360,301		192,196,935

Income receivable	601,427	329,534		188,129
Receivable for investments sold	19,630,304	—		902,470
Receivable for shares sold	193,682	279,990		194,575

Total assets	281,472,931	616,969,825		193,482,109

Liabilities:
Payable for investments purchased	15,373,946	—		8,495,464
Payable for shares redeemed	126,668	355,967		550,895
Income distribution payable	—	—		—
Payable to Bank	134,169	7,278		43,378
Accrued expenses	197,855	476,823		131,477

Total liabilities	15,832,638	840,068		9,221,214

Net Assets Consist of:
Paid-in capital	$253,217,872	$457,715,069		$132,186,228
Net unrealized appreciation (depreciation) of investments	26,958,803	131,972,728		9,684,964
Accumulated net realized gain (loss) on investments	(14,883,340)	26,441,960		41,324,840
Undistributed net investment income (net operating loss)	346,958	—		1,064,863

Total Net Assets	$265,640,293	$616,129,757		$184,260,895

Net Asset Value, Offering Price Per Share:(1) (net assets ÷ shares outstanding)
Class A Shares	$15.22	$20.38		$17.01
Class B Shares	$15.21	$20.29		$17.01

Redemption Proceeds Per Share:(1)
Class A Shares	$15.22	$20.38		$17.01
Class B Shares	$14.75 (2)	$19.68	(2)	$16.50	(2)

Net Assets:
Class A Shares	$192,425,600	$294,824,473		$101,056,451
Class B Shares	$ 73,214,693	$321,305,284		$ 83,204,444

Shares Outstanding:
Class A Shares	12,643,961	14,464,136		5,940,708
Class B Shares	4,813,952	15,832,697		4,891,118

Investments, at identified cost	$234,088,715	$484,387,573		$182,511,971

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Operations
November 30, 2000

	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Balanced Fund

Investment Income:
Interest	$36,019,858	$6,863,165	$16,890,777	$5,711,347
Dividends	—	—	—	991,560 (1)

Total income	36,019,858	6,863,165	16,890,777	6,702,907

Expenses:
Investment adviser fee	3,110,402	783,342	1,934,308	1,466,278
Administrative personnel and services fee	565,898	101,809	234,638	166,736
Custodian fees	78,604	24,881	51,186	39,157
Transfer and dividend disbursing agent fees and expenses	182,887	63,592	63,336	124,513
Directors’/Trustees’ fees	7,170	2,575	4,191	3,113
Auditing fees	18,356	16,453	17,000	17,079
Legal fees	5,137	4,784	6,509	5,029
Portfolio accounting fees	110,771	54,780	88,328	65,702
Distribution services fee—Class B Shares	488,572	—	—	—
Shareholder services fee—Class B Shares	305,357	110,177	122,576	422,221
Share registration costs	35,757	15,256	21,870	19,236
Printing and postage	31,926	26,866	27,274	26,099
Insurance premiums	2,647	2,185	1,612	2,251
Miscellaneous	15,504	6,064	13,669	4,174

Total expenses	4,958,988	1,212,764	2,586,497	2,361,588

Waivers:
Waiver of investment adviser fee	(1,555,204)	(223,812)	(644,769)	(91,642)
Waiver of distribution services fee— Class B Shares	(314,939)	—	—	—
Waiver of shareholder Services fee—Class B	(173,633)	—	—	—

Total waivers	(2,043,776)	(223,812)	(644,769)	(91,642)

Net expenses	2,915,212	988,952	1,941,728	2,269,946

Net investment income/ (Net operating loss)	33,104,646	5,874,213	14,949,049	4,432,961

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	(899,188)	(2,619,394)	1,295,493
Net change in unrealized appreciation (depreciation) of investments	—	2,160,996	7,005,478	(8,084,416)

Net realized and unrealized gain (loss) on investments	—	1,261,808	4,386,084	(6,788,923)

Change in net assets resulting from operations	$33,104,646	$7,136,021	$19,335,133	$(2,355,962)

(1)	Net of foreign taxes withheld of $86.

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statement of Operations
November 30, 2000

	Value Fund	Growth Fund	Aggressive Growth Fund

Investment Income:
Interest	$ 497,709	$ 816,282	$ 2,058,543
Dividends	5,201,521 (1)	3,946,190 (2)	517,005 (3)

Total income	5,699,230	4,762,472	2,575,548

Expenses:
Investment adviser fee	2,237,789	5,913,774	1,160,372
Administrative personnel and services fee	254,463	672,379	140,711
Custodian fees	54,458	84,461	33,443
Transfer and dividend disbursing agent fees and expenses	101,269	283,619	30,291
Directors’/Trustees’ fee	3,566	6,849	555
Auditing fees	17,262	18,267	17,551
Legal fees	6,006	5,676	5,632
Portfolio accounting fees	92,488	118,796	47,207
Distribution services fee—Class B Shares	—	—	—
Shareholder services fees—Class B Shares	195,520	925,012	—
Share registration costs	24,916	48,353	37,854
Printing and postage	27,890	39,115	32,911
Insurance premiums	1,534	2,711	677
Miscellaneous	3,006	7,755	3,481

Total expenses	3,020,167	8,126,767	1,510,685

Waivers:
Waiver of investment adviser fee	(139,862)	(369,611)	—
Waiver of distribution services fee— Class B Shares	—	—	—

Total waivers	(139,862)	(369,611)	—

Net expenses	2,880,305	7,757,156	1,510,685

Net investment income/(Net operating loss)	2,818,925	(2,994,684)	1,064,863

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(14,093,475)	26,597,251	41,376,690
Net change in unrealized appreciation (depreciation) of investments	11,062,724	(107,317,944)	(4,526,680)

Net realized and unrealized gain (loss) on investments	(3,030,751)	(80,720,693)	36,850,010

Change in net assets resulting from operations	$ (211,826)	$ (83,715,377)	$37,914,873

(1)	Net of foreign taxes withheld of $385.

(2)	Net of foreign taxes withheld of $1,049.

(3)	Net of foreign taxes withheld of $1,650.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Changes in Net Assets

	Treasury Money Market Fund		Limited Maturity Government Fund
	Year Ended November 30,		Year Ended November 30,
	2000	1999	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 33,104,646	$ 24,587,236	$ 5,874,213	$ 4,787,844
Net realized gain (loss) on investments	—	—	(899,188)	(148,621)
Net change in unrealized appreciation (depreciation) of investments	—	—	2,160,996	(2,032,623)

Change in net assets resulting from operations	33,104,646	24,587,236	7,136,021	2,606,600

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(26,842,293)	(20,274,263)	(3,608,130)	(2,985,736)
Class B Shares	(6,262,353)	(4,312,973)	(2,261,322)	(1,761,333)
Distributions from net realized gain on investment transactions:
Class A Shares	—	—	—	(52,723)
Class B Shares	—	—	—	(32,311)

Change in net assets resulting from distributions to shareholders	(33,104,646)	(24,587,236)	(5,869,452)	(4,832,103)

Share Transactions—
Proceeds from sales of shares	1,041,357,618	1,197,387,609	33,288,691	52,403,368
Net asset value of shares issued to shareholders in payment of dividends declared	7,405,021	5,414,582	1,625,027	1,462,992
Cost of shares redeemed	(999,916,180)	(1,203,819,146)	(35,386,108)	(27,367,885)

Change in net assets resulting from share transactions	48,846,459	(1,016,955)	(472,390)	26,498,475

Change in net assets	48,846,459	(1,016,955)	794,179	24,272,972
Net Assets:
Beginning of period	613,248,021	614,264,976	113,356,834	89,083,862

End of period	$ 662,094,480	$ 613,248,021	$114,151,013	$113,356,834

Undistributed net investment income included in net assets at end of period	—	—	$ 86,466	$ 81,705

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Changes in Net Assets

	Fixed Income Fund		Balanced Fund
	Year Ended November 30,		Year Ended November 30,
	2000	1999	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 14,949,049	$ 13,102,169	$ 4,432,961	$ 3,418,824
Net realized gain (loss) on investments	(2,619,394)	(680,278)	1,295,493	5,238,119
Net change in unrealized appreciation (depreciation) of investments	7,005,478	(12,256,197)	(8,084,416)	5,433,879

Change in net assets resulting from operations	19,335,133	165,694	(2,355,962)	14,090,822

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(12,190,580)	(11,026,911)	(381,218)	(287,625)
Class B Shares	(2,752,076)	(2,074,189)	(4,000,425)	(2,960,226)
Distributions from net realized gain on investment transactions:
Class A Shares	—	—	(451,988)	(338,863)
Class B Shares	—	—	(4,786,110)	(3,589,045)

Change in net assets resulting from distributions to shareholders	(14,942,656)	(13,101,100)	(9,619,741)	(7,175,759)

Share Transactions—
Proceeds from sales of shares	62,615,756	129,573,113	30,868,921	69,430,482
Net asset value of shares issued to shareholders in payment of dividends declared	1,040,210	913,517	8,247,326	6,244,173
Cost of shares redeemed	(72,435,632)	(70,972,925)	(40,491,682)	(22,353,499)

Change in net assets resulting from share transactions	(8,779,666)	59,513,705	(1,375,435)	53,321,156

Change in net assets	(4,387,189)	46,578,299	(13,351,138)	60,236,219
Net Assets:
Beginning of period	263,921,466	217,343,167	182,905,413	122,669,194

End of period	$259,534,277	$263,921,466	$169,554,275	$182,905,413

Undistributed net investment income included in net assets at end of period	$ 9,307	$ 2,914	$ 484,658	$ 433,340

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Changes in Net Assets

	Value Fund		Growth Fund		Aggressive Growth Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,	Period Ended November 30,
	2000	1999	2000	1999	2000	1999(1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 2,818,925	$ 2,416,732	$ (2,994,684)	$ (333,582)	$ 1,064,863	$ (53,224)
Net realized gain (loss) on investments	(14,093,475)	23,397,798	26,597,251	22,659,850	41,376,690	6,525,726
Net change in unrealized appreciation (depreciation) of investments	11,062,724	(15,524,648)	(107,317,944)	103,232,510	(4,526,680)	8,906,021

Change in net assets resulting from operations	(211,826)	10,289,882	(83,715,377)	125,558,778	37,914,873	15,378,523

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(2,166,805)	(1,853,308)	—	(14,958)	—	—
Class B Shares	(648,830)	(477,590)	—	—	—	—
Distributions from net realized gain on investment transactions:						(3,900,768)
Class A Shares	(7,023,582)	(21,743,491)	(6,770,735)	(22,293,041)	—	—
Class B Shares	(2,664,383)	(7,334,030)	(5,829,210)	(14,565,540)	(2,623,584)	—

Change in net assets resulting from distributions to shareholders	(12,503,600)	(31,408,419)	(12,599,945)	(36,873,539)	(2,623,584)	(3,900,768)

Share Transactions—
Proceeds from sales of shares	79,265,538	139,219,690	173,440,629	307,504,952	241,168,952	50,570,676
Proceeds from shares issued in connection with the tax-free transfer of assets from the Collective Trust Fund	—	—	—	—	—	48,506,886 (2)
Net asset value of shares issued to shareholders in payment of dividends declared	2,223,524	5,835,363	4,728,557	12,706,860	199,459	215,841
Cost of shares redeemed	(85,656,000)	(47,218,310)	(163,584,805)	(98,570,999)	(188,390,782)	(14,779,281)

Change in net assets resulting from share transactions	(4,166,938)	97,836,743	14,584,381	221,640,813	52,977,629	84,514,122

Change in net assets	(16,882,364)	76,718,206	(81,730,941)	310,326,052	88,268,918	95,991,877
Net Assets:
Beginning of period	282,522,657	205,804,451	697,860,698	387,534,646	95,991,977	100

End of period	$265,640,293	$282,522,657	$616,129,757	$697,860,698	$184,260,895	$95,991,977

Undistributed net investment income included in net assets at end of period	$ 346,958	$ 343,668	$ —	—	$ 1,064,863	—

(1)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(2)	Includes $5,305,623 of unrealized appreciation, at March 15, 1999 related to the tax-free transfer of assets from the Collective Trust Fund.

(See Notes which are an integral part of the Financial Statements)
Regions Funds—Financial Highlights

For a share outstanding throughout each period

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income

Treasury Money Market Fund—Class A Shares
1996	$ 1.00	0.05	—	0.05	(0.05)	—	—
1997	$ 1.00	0.05	—	0.05	(0.05)	—	—
1998	$ 1.00	0.05	—	0.05	(0.05)	—	—
1999	$ 1.00	0.04	—	0.04	(0.04)	—	—
2000	$ 1.00	0.05	—	0.05	(0.05)	—	—
Treasury Money Market Fund—Class B Shares
1996	$ 1.00	0.04	—	0.04	(0.04)	—	—
1997	$ 1.00	0.04	—	0.04	(0.04)	—	—
1998	$ 1.00	0.04	—	0.04	(0.04)	—	—
1999	$ 1.00	0.04	—	0.04	(0.04)	—	—
2000	$ 1.00	0.05	—	0.05	(0.05)	—	—
Limited Maturity Government Fund—Class A Shares
1998(1)	$ 9.96	0.25	0.11	0.36	(0.25)	—	—
1999	$10.07	0.46	(0.20)	0.26	(0.46)	(0.01)	—
2000	$ 9.86	0.53	0.10	0.63	(0.52)	—	—
Limited Maturity Government Fund—Class B Shares
1996	$10.04	0.50	(0.08)	0.42	(0.50)	—	—
1997	$ 9.96	0.49	(0.02)	0.47	(0.49)	—	—
1998	$ 9.94	0.46	0.13	0.59	(0.46)	—	—
1999	$10.07	0.45	(0.21)	0.24	(0.44)	(0.01)	—
2000	$ 9.86	0.48	0.13	0.61	(0.50)	—	—
Fixed Income Fund—Class A Shares
1992(2)	$ 9.90	0.38	0.37	0.75	(0.38)	—	—
1993	$10.27	0.51	0.50	1.01	(0.51)	(0.10)	—
1994	$10.67	0.54	(1.01)	(0.47)	(0.53)	(0.20)	(0.01	)(4)
1995(3)	$ 9.46	0.09	0.11	0.20	(0.09)	—	—
1998(1)	$10.39	0.28	0.22	0.50	(0.28)	—	—
1999	$10.61	0.53	(0.51)	0.02	(0.53)	—	—
2000	$10.10	0.59	0.17	0.76	(0.59)	—	—
Fixed Income Fund—Class B Shares
1996	$10.34	0.54	0.02	0.56	(0.54)	—	—
1997	$10.36	0.58	0.02	0.60	(0.59)	—	—
1998	$10.37	0.53	0.24	0.77	(0.53)	—	—
1999	$10.61	0.51	(0.51)	0.00	(0.51)	—	—
2000	$10.10	0.56	0.17	0.73	(0.56)	—	—

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1)	Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2)	Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(3)
Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares.

(4)
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(5)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(6)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.05)	$ 1.00	4.83%	0.52%		4.71%		0.29%		$101,786	—
(0.05)	$ 1.00	4.81%	0.52%		4.71%		0.25%		$166,035	—
(0.05)	$ 1.00	4.71%	0.47%		4.57%		0.25%		$524,592	—
(0.04)	$ 1.00	4.21%	0.44%		4.12%		0.25%		$493,350	—
(0.05)	$ 1.00	5.50%	0.42%		5.37%		0.25%		$536,668	—

(0.04)	$ 1.00	4.41%	0.92%		4.31%		0.29%		$ 40,619	—
(0.04)	$ 1.00	4.39%	0.92%		4.31%		0.25%		$ 45,960	—
(0.04)	$ 1.00	4.30%	0.87%		4.17%		0.25%		$ 89,673	—
(0.04)	$ 1.00	3.94%	0.70%		3.89%		0.39%		$119,898	—
(0.05)	$ 1.00	5.24%	0.67%		5.13%		0.65%		$125,427	—

(0.25)	$10.07	3.59%	1.04%	(7)	4.73%	(7)	—		$ 55,627	69%
(0.47)	$ 9.86	2.64%	0.82%		4.66%		0.19%		$ 66,678	22%
(0.52)	$ 9.97	6.62%	0.79%		5.35%		0.20%		$ 68,949	70%

(0.50)	$ 9.96	4.37%	1.01%		5.09%		0.08%		$ 63,732	48%
(0.49)	$ 9.94	4.81%	0.99%		4.91%		—		$ 79,621	40%
(0.46)	$10.07	6.05%	1.12%		4.65%		—		$ 33,456	69%
(0.45)	$ 9.86	2.39%	1.07%		4.41%		0.19%		$ 46,679	22%
(0.50)	$ 9.97	6.36%	1.04%		5.09%		0.20%		$ 45,202	70%

(0.38)	$10.27	7.66%	0.77%	(7)	6.02%	(7)	0.29	%(7)	$ 96,354	44%
(0.61)	$10.67	10.14%	0.84%		4.80%		0.25%		$169,881	83%
(0.74)	$ 9.46	(4.55%)	0.79%		5.44%		0.25%		$153,289	24%
(0.09)	$ 9.57	2.11%	0.82%	(7)	5.79%	(7)	0.25	%(7)	—	—
(0.28)	$10.61	4.87%	0.97%	(7)	5.19%	(7)	—		$193,351	64%
(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)	$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%

(0.54)	$10.36	5.66%	1.02%		5.38%		—		$152,940	52%
(0.59)	$10.37	5.99%	0.97%		5.73%		—		$184,064	37%
(0.53)	$10.61	7.60%	0.99%		5.17%		—		$ 23,992	64%
(0.51)	$10.10	(0.01%)	0.98%		4.95%		0.23%		$ 48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$ 54,365	45%

(5)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(6)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(7)	Computed on an annualized basis.

Regions Funds—Financial Highlights

For a share outstanding throughout each period

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income

Balanced Fund—Class A Shares
1998(1)	$14.52	0.19	0.80	0.99	(0.19)	—	—
1999	$15.32	0.38	1.12	1.50	(0.36)	(0.49)	—
2000	$15.97	0.41	(0.59)	(0.18)	(0.41)	(0.45)	—
Balanced Fund—Class B Shares
1996	$11.46	0.41	1.27	1.68	(0.42)	(0.21)	—
1997	$12.51	0.36	1.60	1.96	(0.37)	(0.31)	—
1998	$13.79	0.35	1.96	2.31	(0.37)	(0.41)	—
1999	$15.32	0.33	1.12	1.45	(0.32)	(0.49)	—
2000	$15.96	0.37	(0.59)	(0.22)	(0.37)	(0.45)	—
Value Fund—Class A Shares
1998(1)	$17.31	0.10	(0.02)	0.08	(0.11)	—	—
1999	$17.28	0.18	0.73	0.91	(0.17)	(2.09)	—
2000	$15.93	0.16	(0.17)	(0.01)	(0.16)	(0.54)	—
Value Fund—Class B Shares
1996	$12.04	0.27	2.22	2.49	(0.29)	(0.35)	—
1997	$13.89	0.22	2.94	3.16	(0.21)	(0.66)	—
1998	$16.18	0.22	1.50	1.72	(0.21)	(0.42)	—
1999	$17.27	0.09	0.78	0.87	(0.13)	(2.09)	—
2000	$15.92	0.13	(0.17)	(0.04)	(0.13)	(0.54)	—
Growth Fund—Class A Shares
1992(2)	$ 9.86	0.14	0.77	0.91	(0.11)	—	—
1993	$10.66	0.18	(0.03)	0.15	(0.18)	(0.12)	—
1994	$10.51	0.25	(0.10)	0.15	(0.23)	(0.07)	—
1995(3)	$10.36	0.08	0.02	0.10	(0.08)	(0.33)	—
1998(1)	$17.81	0.02	2.27	2.29	(0.02)	—	—
1999	$20.08	0.03	5.18	5.21	(0.01)	(1.73)	—
2000	$23.55	(0.07)	(2.68)	(2.75)	—	(0.42)	—
Growth Fund—Class B Shares
1996	$12.10	0.12	3.12	3.24	(0.15)	(0.55)	—
1997	$14.64	0.07	3.01	3.08	(0.07)	(0.76)	—
1998	$16.89	0.02	5.00	5.02	(0.03)	(1.80)	—
1999	$20.08	(0.03)	5.17	5.14	—	(1.73)	—
2000	$23.49	(0.12)	(2.66)	(2.78)	—	(0.42)	—
Aggressive Growth Fund—Class A Shares
2000(5)	$17.62	0.08	(0.69)	(0.61)	—	—	—
Aggressive Growth Fund—Class B Shares
1999(4)	$10.00	—	3.20	3.20	—	(0.62)	—
2000	$12.58	0.13	4.64	4.77	—	(0.34)	—

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1)	Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2)	Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(3)
Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(4)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(5)	Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(6)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(7)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.19)	$15.32	6.89%	1.11%	(8)	2.56%	(8)	—		$ 10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$ 15,868	23%
(0.86)	$14.93	(1.30%)	1.01%		2.64%		0.05%		$ 12,135	41%

(0.63)	$12.51	15.35%	1.13%		3.60%		0.09%		$ 59,321	41%
(0.68)	$13.79	16.34%	1.11%		2.73%		—		$ 83,073	34%
(0.78)	$15.32	17.49%	1.25%		2.42%		—		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54%)	1.26%		2.39%		0.05%		$157,419	41%

(0.11)	$17.28	0.50%	1.06%	(8)	1.29%	(8)	—		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%

(0.64)	$13.89	21.72%	1.11%		2.29%		0.06%		$ 83,572	58%
(0.87)	$16.18	24.08%	1.04%		1.50%		—		$152,531	31%
(0.63)	$17.27	11.00%	1.11%		1.24%		—		$ 47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$ 77,325	69%
(0.67)	$15.21	(0.25%)	1.21%		0.83%		0.05%		$ 73,215	41%

(0.11)	$10.66	9.28%	0.76%	(8)	2.28%	(8)	0.35%	(8)	$102,822	30%
(0.30)	$10.51	1.43%	0.84%		1.85%		0.30%		$154,185	74%
(0.30)	$10.36	1.42%	0.79%		2.32%		0.30%		$143,876	66%
(0.41)	$10.05	1.00%	0.83%	(8)	2.76%	(8)	0.30%	(8)	—	—
(0.02)	$20.08	12.85%	1.00%	(8)	0.22%	(8)	—		$246,613	41%
(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$20.38	(11.97%)	0.92%		(0.28%	)	0.05%		$294,824	37%

(0.70)	$14.64	28.22%	1.05%		0.98%		0.01%		$175,521	56%
(0.83)	$16.89	22.37%	1.01%		0.45%		—		$275,006	40%
(1.83)	$20.08	33.81%	1.08%		0.12%		—		$140,922	41%
(1.73)	$23.49	27.07%	1.19%		(0.20%	)	0.05%		$320,921	20%
(0.42)	$20.29	(12.13%)	1.17%		(0.53%	)	0.05%		$321,305	37%

—	$17.01	(3.46%)	0.98%	(8)	1.07%	(8)	—		$101,056	118%

(0.62)	$12.58	33.17%	1.19%	(8)	(0.11%	)(8)	—		$ 95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55%		—		$ 83,204	118%

(6)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(7)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(8)	Computed on an annualized basis.
Regions Funds
Combined Notes to Financial Statements
November 30, 2000

(1) Organization

Regions Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) at November 30, 2000, which are presented herein:

Portfolio Name	Investment Objective

Regions Treasury Money Market Fund (“Treasury Money Market Fund”)	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio limited to short-term U.S. treasury obligations.

Regions Limited Maturity Government Fund (“Limited Maturity Government Fund”)	Current income. The Fund pursues its objective
by investing in a diversified portfolio consisting
primarily of securities which are guaranteed as
to payment of principal and interest by the U.S.
government, its agencies or instrumentalities.

Regions Fixed Income Fund (“Fixed Income Fund”)	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Balanced Fund (“Balanced Fund”)	Total return through capital appreciation,
dividends, and interest. The Fund pursues its
objective by investing primarily in a diversified
portfolio of common and preferred stock, fixed
income securities, and convertible securities.

Regions Value Fund (“Value Fund”)	Income and growth of capital. The Fund
pursues its objective by investing primarily in a
diversified portfolio of income-producing
equity securities such as common and preferred
stock, warrants, and securities (including debt
securities) convertible into common stocks.

Regions Growth Fund (“Growth Fund”)	Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $5 billion or more.

Regions Aggressive Growth Fund (“Aggressive Growth Fund”)	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $5 billion or less.

Regions Funds

The Funds offer both Class A Shares (formerly, Trust Shares) and Class B Shares (formerly Investment Shares). Class B Shares are identical in all respects to Class A Shares, except the Class B Shares impose a contingent deferred sales charge and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and have a Shareholder Services Agreement. The assets of each Fund of the Trust are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On March 15, 1999, Aggressive Growth Fund’s Class B Shares received a tax-free transfer of assets from the Collective Trust Fund managed by the Trust’s investment adviser (“Adviser”) as follows:

Collective Trust Fund Units Converted	Aggressive Growth Fund Shares Issued	Collective Trust Fund Net Assets Received	Unrealized Appreciation(1)

245,956	4,850,689	$48,506,886	$5,305,623

(1)  Unrealized appreciation is included in the Collective Trust Fund Net Assets Received above.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations— U.S. government securities, listed corporate bonds, (other fixed income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as de termined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements— It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Regions Funds

Investment Income, Expenses and Distributions— Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating loss. The following reclassifications were made to the financial statements:

Fund	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Growth Fund	$(2,994,687)	$2,994,684	$3

Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

Federal Taxes— It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, Limited Maturity Government Fund, Fixed Income Fund and Value Fund, for federal tax purposes, had capital loss carryforwards of $1,047,809, $5,613,319 and $14,840,154, respectively, which will reduce the Funds’ taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follow:

Fund	Expiring in 2003	Expiring in 2004	Expiring in 2005	Expiring in 2007	Expiring in 2008
Limited Maturity Government Fund	—	—	—	$148,621	$ 899,188

Fixed Income Fund	$2,216,582	$15,304	$81,761	$680,278	$ 2,619,394

Value Fund	—	—	—	—	$14,840,154

When-Issued and Delayed Delivery Transactions— The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other —Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Treasury Money Market Fund

Class A Shares	Year Ended November 30, 2000	Year Ended November 30, 1999

Shares sold	626,164,969	813,472,860
Shares issued to shareholders in payment of distributions declared	3,075,018	1,969,546
Shares redeemed	(585,921,743)	(846,684,535)

Net change resulting from Class A Share transactions	43,318,244	(31,242,129)

	Treasury Money Market Fund

Class B Shares	Year Ended November 30, 2000	Year Ended November 30, 1999

Shares sold	415,192,649	383,914,749
Shares issued to shareholders in payment of distributions declared	4,330,003	3,445,036
Shares redeemed	(413,994,437)	(357,134,611)

Net change resulting from Class B Share transactions	5,528,215	30,225,174

Net change resulting from Fund Share transactions	48,846,459	(1,016,955)

	Limited Maturity Government Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,088,252	$ 20,524,853	2,895,955	$ 28,831,443
Shares redeemed	(1,935,880)	(19,029,296)	(1,654,876)	(16,426,519)

Net change resulting from Class A Share transactions	152,372	$ 1,495,557	1,241,079	$ 12,404,924

Regions Funds

	Limited Maturity Government Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,298,379	$ 12,763,838	2,367,359	$ 23,571,925
Shares issued to shareholders in payment of distributions declared	165,296	1,625,027	147,222	1,462,992
Shares redeemed	(1,664,553)	(16,356,812)	(1,101,106)	(10,941,366)

Net change resulting from Class B Share transactions	(200,878)	(1,967,947)	1,413,475	14,093,551

Net change resulting from Fund Share transactions	(48,506)	$ (472,390)	2,654,554	$ 26,498,475

	Fixed Income Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	4,072,485	$ 40,837,846	8,040,148	$ 83,535,984
Shares issued to shareholders in payment of distributions declared	29	298	—	—
Shares redeemed	(5,424,410)	(54,388,901)	(4,942,841)	(50,867,842)

Net change resulting from Class A Share transactions	(1,351,896)	$(13,550,757)	3,097,307	$ 32,668,142

	Fixed Income Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,168,342	$ 21,777,910	4,417,836	$ 46,037,129
Shares issued to shareholders in payment of distributions declared	103,554	1,039,912	88,846	913,517
Shares redeemed	(1,797,762)	(18,046,731)	(1,950,716)	(20,105,083)

Net change resulting from Class B Share transactions	474,134	$ 4,771,091	2,555,966	$ 26,845,563

Net change resulting from Fund Share transactions	(877,762)	$ (8,779,666)	5,653,273	$ 59,513,705

	Balanced Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	145,526	$ 2,266,795	616,087	$ 9,603,236
Shares redeemed	(326,659)	(5,074,938)	(301,722)	(4,681,028)

Net change resulting from Class A Share transactions	(181,133)	$(2,808,143)	314,365	$,922,208

Regions Funds

	Balanced Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,844,715	$ 28,602,126	3,867,047	$ 59,827,246
Shares issued to shareholders in payment of distributions declared	528,644	8,247,326	410,240	6,244,173
Shares redeemed	(2,291,963)	(35,416,744)	(1,139,365)	(17,672,471)

Net change resulting from Class B Share transactions	81,396	$ 1,432,708	3,137,922	$ 48,398,948

Net change resulting from Fund Share transactions	(99,737)	$ (1,375,435)	3,452,287	$ 53,321,156

	Value Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	3,264,531	$ 49,904,898	5,389,980	$ 90,265,864
Shares redeemed	(3,504,156)	(53,238,540)	(1,651,732)	(27,456,710)

Net change resulting from Class A Share transactions	(239,625)	$ (3,333,642)	3,738,248	$ 62,809,154

	Value Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,937,743	$ 29,360,640	2,885,275	$ 48,953,826
Shares issued to shareholders in payment of distributions declared	145,378	2,223,524	369,020	5,835,363
Shares redeemed	(2,127,629)	(32,417,460)	(1,164,029)	(19,761,600)

Net change resulting from Class B Share transactions	(44,508)	$ (833,296)	2,090,266	$ 35,027,589

Net change resulting from Fund Share transactions	(284,133)	$ (4,166,938)	5,828,514	$ 97,836,743

	Growth Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,329,858	$ 56,140,302	6,123,410	$131,122,355
Shares redeemed	(3,873,858)	(94,014,521)	(2,396,001)	(51,186,442)

Net change resulting from Class A Share transactions	(1,544,000)	$(37,874,219)	3,727,409	$ 79,935,913

Regions Funds

	Growth Fund

	Year Ended November 30, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	4,885,517	$117,300,327	8,204,849	$176,382,597
Shares issued to shareholders in payment of distributions declared	192,786	4,728,557	621,950	12,706,860
Shares redeemed	(2,904,829)	(69,570,284)	(2,186,242)	(47,384,557)

Net change resulting from Class B Share transactions	2,173,474	$ 52,458,600	6,640,557	$141,704,900

Net change resulting from Fund Share transactions	629,474	$ 14,584,381	10,367,966	$221,640,813

	Aggressive Growth Fund

	Period Ended November 30, 2000(1)

Class A Shares	Shares	Dollars

Shares sold	7,254,762	$128,041,381
Shares redeemed	(1,314,054)	(23,220,946)

Net change resulting from Class A Share transactions	5,940,708	$104,820,435

	Aggressive Growth Fund

	Year Ended November 30, 2000		Period Ended November 30, 1999(2)

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	6,778,497	$ 113,127,571	4,086,443	$ 45,265,053
Shares issued in connection with the tax-free transfer of assets from the Collective Trust Fund	15,060	199,459	4,850,689	48,506,886
Shares issued to shareholders in payment of distributions declared	—	—	20,229	215,841
Shares redeemed	(9,531,335)	(165,169,836)	(1,328,475)	(14,779,281)

Net change resulting from Class B Share transactions	(2,737,778)	$ (51,842,806)	7,628,886	$ 79,208,499

Net change resulting from Fund Share transactions	3,202,930	$ 52,977,629	7,628,886	$ 79,208,499

(1)	Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(2)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.
Regions Funds

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee —The Capital Management Group, a unit of the Trust Division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust’s Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Treasury Money Market Fund	0.50%

Limited Maturity Government Fund	0.70%

Fixed Income Fund	0.75%

Balanced Fund	0.80%

Value Fund	0.80%

Growth Fund	0.80%

Aggressive Growth Fund	0.75%

Administrative Fee —Federated Administrative Services (“FAS”) provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period.

Distribution Services Fee —The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds’ Class B Shares to finance activities intended to result in the sale of the Funds’ Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund’s Class B Shares
Treasury Money Market Fund	0.40%

Limited Maturity Government Fund	0.25%

Fixed Income Fund	0.30%

Balanced Fund	0.30%

Value Fund	0.30%

Growth Fund	0.30%

Aggressive Growth Fund	0.30%

For the year ended November 30, 2000, Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund did not incur a distribution services fee.
Regions Funds

Shareholder Services Fee —Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds will pay FSSC based upon a percentage of each Fund’s Class B Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended November 30, 2000, Aggressive Growth Fund did not incur Shareholder Services fees.

Fund Name	% of avg. daily net assets of each Fund’s Investment Shares
Treasury Money Market	0.25%

Limited Maturity Government Fund	0.25%

Fixed Income Fund	0.25%

Balanced Fund	0.25%

Value Fund	0.25%

Growth Fund	0.25%

Aggressive Growth Fund	0.25%

Transfer Agent and Dividend Disbursing Agent Fees —Federated Services Company (“FServ”), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees —FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions —During the year ended November 30, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act as follows:

	Purchases	Sales
Treasury Money Market Fund	$339,213,070	$328,503,128

Limited Maturity Government Fund	$ 11,613,019	$ 8,645,899

Fixed Income Fund	$ 15,764,962	$ 10,951,882

Balanced Fund	$ 11,101,042	$ 9,683,542

Value Fund	$ 8,932,234	$ 8,932,234

Growth Fund	$ 21,565,254	$ 21,565,254

Custodian Fees —Regions Bank is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
Regions Funds

(5)  Investment Transactions

Purchases and sales of investments, excluding long-term U.S. Government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$ 14,821,705	$ 14,944,125

Fixed Income Fund	$ 19,771,678	$ 14,561,916

Balanced Fund	$ 29,935,954	$ 16,373,207

Value Fund	$110,986,615	$160,111,255

Growth Fund	$275,307,389	$261,381,058

Aggressive Growth Fund	$163,276,092	$143,885,169

Purchases and sales of long-term U.S. Government Securities for the year ended November 30, 2000, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$60,762,794	$ 60,791,437

Fixed Income Fund	$94,508,761	$108,102,448

Balanced Fund	$43,301,500	$ 61,620,684

(6)  Federal Income Tax Information (Unaudited)

For the fiscal year ended November 30, 2000, Balanced Fund, Value Fund and Growth Fund designated $5,237,223, $7,297,717 and $12,553,982, respectively, as long-term capital gain dividends.

(7)  Concentration of Credit Risk

The Fund may invest a portion of their assets in securities of companies that are deemed by the Fund’s management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities. At November 30, 2000 the Aggressive Growth Fund held overnight repurchase agreements that totaled 29.4% of total net assets.
Independent Auditors’ Report

To the Board of Trustees and Shareholders of
REGIONS FUNDS:

We have audited the accompanying statements of assets and liabilities of Regions Funds (the “Funds”) (comprising the following portfolios: Regions Treasury Money Market Fund, Regions Limited Maturity Government Fund, Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund, Regions Growth Fund, and Regions Aggressive Growth Fund), including the portfolios of investments, as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting Regions Funds at November 30, 2000, the results of their operations, the changes in its net assets and their financial highlights for the respective stated years and periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 12, 2001

Trustees	Officers

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

John F. Donahue
    Chairman

Peter J. Germain
    President

J. Christopher Donahue
    Executive Vice President

John W. McGonigle
    Executive Vice President and Secretary

Richard J. Thomas
    Treasurer

Gregory P. Kolling
    Vice President

Judith J. Mackin
    Vice President

Gail C. Jones
    Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Regions Aggressive Growth Fund
Class A Shares	RAGAX	75913Q837
Class B Shares	RAGRX	75913Q845
Regions Balanced Fund
Class A Shares	FPALX	75913Q209
Regions Balanced Fund
Class B Shares	FPBLX	75913Q100
Regions Fixed Income Fund
Class A Shares	RFIFX	75913Q803
Regions Fixed Income Fund
Class B Shares	FPFTX	75913Q704
Regions Growth Fund Class A Shares	RGRAX	75913Q407
Regions Growth Fund Class B Shares	FPETX	75913Q308
Regions Limited Maturity Gov't Fund Class A Shares	RLMGX 7	5913Q852
Regions Limited Maturity Gov't Fund
Class B Shares	FPLGX	75913Q860
Regions Treasury Money Market Fund
Class A Shares	FITXX	75913Q878
Regions Treasury Money Market Fund
Class B Shares	FPIXX	75913Q886
Regions Value Fund
Class A Shares	RVLAX	75913Q605
Regions Value Fund
Class B Shares	FPEIX	75913Q506

Federated Securities Corp., Distributor

007575 (1/01) TRU 166

     A1. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Limited  Maturity  Government  Fund (the "Fund") are  represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate  Index (the "ML1-3")
is represented by a dotted line. The line graph is a visual  representation of a comparison of change in value of a $25,000 hypothetical  investment in the Trust
Shares  of the  Fund  and  the  Merrill  Lynch  Index.  The  "x"  axis  reflects computation periods from 5/20/98 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the Fund's  Class A Shares as compared  to the ML1-3.  The ending values were $28,341 and $28,763, respectively. The legend in the bottom quadrant of the graphic  presentation  indicates  the Fund's Class A Shares  Annual Total
Returns for the one-year and start of  performance  periods.  The total  returns were 6.62% and 5.05%, respectively.

     A2. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Limited  Maturity  Government  Fund (the "Fund") are  represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate  Index (the "ML1-3")
is represented by a dotted line. The line graph is a visual  representation of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Investment Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 12/12/93 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the Fund's  Class B Shares as compared  to the ML1-3.  The ending values were $13,658 and $14,841, respectively. The legend in the bottom quadrant of the graphic  presentation  indicates the Fund's Class B Shares Average Annual
Total Returns for the one-year and five-year  periods ended  11/30/00,  and from the Fund's start of performance  (12/12/93) to 11/30/00.  The total returns were
3.36% and 4.78% and 4.88, respectively.

     A3. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Fixed Income Fund (the "Fund") are  represented  by a solid line.  The
Merrill Lynch 1-10 Year Government/Corporate Index (the "ML1-10") is represented by a dotted line. The line graph is a visual  representation  of a comparison of change in value of a $25,000  hypothetical  investment  in the Class A Shares of the Fund and the ML1-10. The "x" axis reflects  computation periods from 5/20/98 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class A
Shares as compared to the ML1-10.  The ending  values were  $28,325 and $28,655, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates the Fund's Class A Shares Annual Total Returns for the one-year period and start of performance (5/20/98) to 11/30/00. The total returns were 7.78% and
5.05%, respectively.

     A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Fixed Income Fund (the "Fund") are  represented  by a solid line.  The
Merrill Lynch 1-10 Year Government/Corporate Index (the "ML1-10") is represented by a dotted line. The line graph is a visual  representation  of a comparison of change in value of a $10,000  hypothetical  investment  in the Class B Shares of the Fund and the ML1-10. The "x" axis reflects  computation periods from 4/20/92 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects  the  ending  value  of  the  hypothetical  investment  in  the  Fund's
Investment Shares as compared to the ML1-10.  The ending values were $16,451 and
$17,542,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the Fund's Class B Shares  Average  Annual Total Returns
for the  one-year and  five-year  periods  ended  11/30/00 and from the start of performance of the Fund's  Investment  Shares  (4/20/92) to 11/30/00.  The total returns were 4.51%, 5.31% and 6.20%, respectively.

     A5. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Balanced  Fund (the  "Fund")  are  represented  by a solid  line.  The
S&P 500/Lehman Brothers  Government/Corporate Index (the "S&P500/LBGCI")
is  represented  by  a  dotted  line.  The  S&P  500  is  represented  by  a dot-dash-dot  line. The LBGCI is represented by a broken line. The line graph is a visual  representation  of a  comparison  of  change  in  value  of a  $25,000
hypothetical   investment   in  the  Class  A  Shares  of  the  Fund  among  the
S&P500/LBGCI,  the  S&P  500  and  the  LBGCI.  The  "x"  axis  reflects computation periods from 5/20/98 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment in the Fund's Class A Shares as compared to the S&P500/LBGCI, the
S&P 500 and the LBGCI. The ending values were $29,052, $29,770, $30,335, and
$28,792,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation indicates the Fund's Class A Shares Total Returns from the one-year period  and start of  performance  of the  Fund's  Class A Shares  (5/20/98)  to
11/30/00. The total returns were (1.30%) and 6.11%.

     A6. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Balanced  Fund (the  "Fund")  are  represented  by a solid  line.  The
S&P 500/Lehman Brothers  Government/Corporate Index (the "S&P500/LBGCI")
is  represented  by  a  dotted  line.  The  S&P  500  is  represented  by  a dot-dash-dot  line. The LBGCI is represented by a broken line. The line graph is a visual  representation  of a  comparison  of  change  in  value  of a  $10,000
hypothetical   investment   in  the  Class  B  Shares  of  the  Fund  among  the
S&P/LBGCI,  the S&P 500 and the LBGCI. The "x" axis reflects computation periods  from  12/19/94  to  11/30/00.  The "y"  axis  reflects  the cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment in the Fund's Class B Shares as compared to the S&P500/LBGCI, the
S&P 500 and the LBGCI. The ending values were $19,799,  $22,991, $31,890 and
$15,929,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the Fund's Class B Shares  Average  Annual Total Returns
for the  one-year and  five-year  periods  ended  11/30/00 and from the start of performance  of the Fund's  Class B Shares  (12/19/94)  to  11/30/00.  The total returns were (4.35%), 11.26% and 12.54%, respectively.

     A7. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Value Fund (the "Fund") are  represented  by a solid line. The S&P
500/Barra Value Index (the "S&P500/BV") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$25,000  hypothetical  investment  in the  Trust  Shares  of the  Fund  and  the
S&P500/BV.  The "x"  axis  reflects  computation  periods  from  5/20/98  to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class A
Shares as  compared to the  S&P500/BV.  The ending  values were  $26,572 and
$28,912,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates  the Fund's Class A Shares Total  Returns from  one-year period  and start of  performance  of the  Fund's  Class A Shares  (5/20/98)  to
11/30/00. The total returns were 0.00% and 2.44%, respectively.

     A8. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Value Fund (the "Fund") are  represented  by a solid line. The S&P
500/Barra Value Index (the "S&P500/BV") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the  Class B  Shares  of the  Fund and the
S&P500/BV.  The "x" axis  reflects  computation  periods  from  12/19/94  to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class B
Shares as  compared to the  S&P500/BV.  The ending  values were  $21,465 and
$25,540,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns
for the  one-year and  five-year  periods  ended  11/30/00 and from the start of performance  of the Fund's  Class B Shares  (12/19/94)  to  11/30/00.  The total returns were (3.11%), 12.03% and 14.08%, respectively.

     A9. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Growth Fund (the "Fund") are represented by a solid line. The Standard
&  Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$25,000  hypothetical  investment  in the  Class A  Shares  of the  Fund and the
S&P 500. The "x" axis reflects computation periods from 5/20/98 to 11/30/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending  value of the  hypothetical  investment  in the Fund's  Class A Shares as compared to the  S&P  500.  The ending  values  were  $31,645  and  $30,335, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates the Fund's Class A Shares Total  Returns from one-year  period and the start of  performance  of the Fund's Class A Shares  (5/20/98) to 11/30/00.  The
total returns were (11.97%) and 9.75%.

     A10. The graphic  presentation here displayed consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Growth Fund (the "Fund") are represented by a solid line. The Standard
&  Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment in the  Investment  Shares of the Fund and the
S&P 500. The "x" axis reflects computation periods from 4/20/92 to 11/30/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending  value of the  hypothetical  investment  in the Fund's  Class B Shares as compared to the  S&P  500.  The ending  values  were  $31,534  and  $38,445, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  Fund's  Class B Shares  Average  Annual  Total  Returns  for the
one-year and five-year  periods ended 11/30/00 and from the start of performance of the Fund's  Investment  Shares (4/20/92) to 11/30/00.  The total returns were
(14.73%), 18.58% and 14.53%, respectively.

     A11. The graphic  presentation here displayed consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Aggressive  Growth Fund (the "Fund") are  represented by a solid line.
The Standard & Poor's Midcap 400/Barra Growth Index (the "S&P  MC400/BG)
is represented by a dotted line. The Standard and Poor's 500 Index (the "S&P
500") is represented by a  partial-broken  line. The Lipper Mid-Cap Growth Funds
Index (the "LMGF") is  represented  by a broken line. The line graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment  in the Class B Shares of the Fund among the  S&P  MC400/BG,  the
S&P 500 and the LMGF. The "x" axis reflects computation periods from 4/20/92 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class B
Shares as compared to the S&P  MC400/BG,  the S&P 500 and the LMGF.  The
ending values were $38,922,  $26,085,  $ 35,433 and $33,518,  respectively.  The legend in the bottom quadrant of the graphic  presentation  indicates the Fund's
Class B Shares  Average  Annual Total  Returns for the  one-year  and  five-year periods  ended  11/30/00  and  from  the  start  of  performance  of the  Fund's
Investment  Shares (7/1/93) to 11/30/00.  The total returns were 35.66%,  28.68%
and 20.43%, respectively.